UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1.

Reports to Stockholders

Fidelity Advisor® High Income Advantage Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
TransDigm, Inc.	2.6
Energy Transfer LP	2.5
Fidelity Private Credit Co. LLC	2.2
JPMorgan Chase & Co.	1.9
Citigroup, Inc.	1.5
Tenet Healthcare Corp.	1.5
Bank of America Corp.	1.3
Carnival Corp.	1.3
LBM Acquisition LLC	1.1
Clydesdale Acquisition Holdings, Inc.	1.1
17.0

Market Sectors (% of Fund's net assets)

Technology	16.1
Energy	10.9
Banks & Thrifts	9.4
Services	5.1
Healthcare	4.4

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 53.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.2%
Broadcasting - 0.4%
DISH Network Corp.:
0% 12/15/25	6,054	4,404
3.375% 8/15/26	8,600	5,246
		9,650
Diversified Financial Services - 0.3%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	1,440	1,301
New Cotai LLC 5% 2/24/27 (c)	1,835	4,088
		5,389
Technology - 0.5%
Wolfspeed, Inc. 1.875% 12/1/29	17,768	10,208
TOTAL CONVERTIBLE BONDS		25,247
Nonconvertible Bonds - 52.3%
Aerospace - 3.3%
ATI, Inc.:
4.875% 10/1/29	845	787
5.125% 10/1/31	750	683
Bombardier, Inc.:
6% 2/15/28 (b)	830	809
7.125% 6/15/26 (b)	1,261	1,274
7.25% 7/1/31 (b)	1,030	1,033
7.875% 4/15/27 (b)	2,854	2,836
8.75% 11/15/30 (b)	1,475	1,569
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,575	1,466
Moog, Inc. 4.25% 12/15/27 (b)	480	448
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,440	1,424
TransDigm, Inc.:
4.625% 1/15/29	4,860	4,452
4.875% 5/1/29	15,000	13,797
5.5% 11/15/27	14,675	14,253
6.375% 3/1/29 (b)	4,505	4,471
6.625% 3/1/32 (b)	1,005	1,003
6.75% 8/15/28 (b)	8,160	8,211
6.875% 12/15/30 (b)	7,770	7,823
7.125% 12/1/31 (b)	1,950	1,987
Triumph Group, Inc. 9% 3/15/28 (b)	1,291	1,337
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	1,440	1,289
		70,952
Air Transportation - 1.2%
Air Canada 3.875% 8/15/26 (b)	1,240	1,176
Allegiant Travel Co. 7.25% 8/15/27 (b)	1,320	1,276
American Airlines, Inc.:
7.25% 2/15/28 (b)	3,155	3,173
8.5% 5/15/29 (b)	3,235	3,370
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (b)	4,820	4,655
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)	3,145	2,950
Rand Parent LLC 8.5% 2/15/30 (b)	2,390	2,364
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (b)	1,044	816
8% 9/20/25 (b)	470	367
United Airlines, Inc.:
4.375% 4/15/26 (b)	3,965	3,814
4.625% 4/15/29 (b)	3,180	2,931
		26,892
Automotive & Auto Parts - 1.1%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	960	970
Allison Transmission, Inc. 5.875% 6/1/29 (b)	1,265	1,233
Arko Corp. 5.125% 11/15/29 (b)	1,290	1,040
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	1,535	1,495
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	1,920	1,924
Dana, Inc.:
4.25% 9/1/30	1,185	1,027
4.5% 2/15/32	1,305	1,107
LCM Investments Holdings 8.25% 8/1/31 (b)	1,160	1,205
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	710	708
6.5% 3/26/31 (b)	1,085	1,086
8.125% 3/30/29 (b)	1,475	1,542
McLaren Finance PLC 7.5% 8/1/26 (b)	1,130	981
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)	1,850	1,722
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(d)(e)	2,250	2,216
Tenneco, Inc. 8% 11/17/28 (b)	2,915	2,724
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	1,995	2,028
		23,008
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
8% 11/1/31	3,105	3,346
8% 11/1/31	16,223	17,564
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	1,240	1,128
		22,038
Broadcasting - 0.9%
DISH Network Corp. 11.75% 11/15/27 (b)	6,645	6,698
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	360	266
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	1,655	1,331
4% 7/15/28 (b)	1,695	1,511
5% 8/1/27 (b)	1,575	1,487
Univision Communications, Inc.:
4.5% 5/1/29 (b)	1,610	1,401
7.375% 6/30/30 (b)	6,430	6,157
		18,851
Building Materials - 0.6%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	355	344
6.375% 6/15/30 (b)	890	885
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (b)	835	822
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	1,540	1,529
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)	590	534
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	3,925	4,134
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	1,540	1,534
6.125% 7/1/29 (b)	650	660
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (b)	1,445	1,388
7.25% 1/15/31 (b)	1,480	1,517
		13,347
Cable/Satellite TV - 0.4%
DISH DBS Corp. 5.75% 12/1/28 (b)	2,170	1,465
VZ Secured Financing BV 5% 1/15/32 (b)	3,855	3,247
Ziggo BV 4.875% 1/15/30 (b)	3,795	3,321
		8,033
Capital Goods - 0.2%
ATS Corp. 4.125% 12/15/28 (b)	1,015	912
Chart Industries, Inc. 7.5% 1/1/30 (b)	2,500	2,557
		3,469
Chemicals - 1.4%
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	3,850	3,611
Consolidated Energy Finance SA 12% 2/15/31 (b)	1,610	1,666
Ingevity Corp. 3.875% 11/1/28 (b)	1,515	1,348
LSB Industries, Inc. 6.25% 10/15/28 (b)	3,360	3,185
NOVA Chemicals Corp. 8.5% 11/15/28 (b)	1,325	1,393
Olin Corp. 5% 2/1/30	1,555	1,451
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	3,370	3,037
7.125% 10/1/27 (b)	1,070	1,084
9.75% 11/15/28 (b)	4,875	5,173
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)	1,035	962
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	1,985	1,905
Tronox, Inc. 4.625% 3/15/29 (b)	1,705	1,521
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	4,675	4,186
7.375% 3/1/31 (b)	950	963
		31,485
Consumer Products - 1.0%
Angi Group LLC 3.875% 8/15/28 (b)	750	633
Foundation Building Materials, Inc. 6% 3/1/29 (b)	735	648
Gannett Holdings LLC 6% 11/1/26 (b)	1,230	1,137
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (b)	1,240	1,156
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (b)	2,260	2,086
7.75% 2/15/29 (b)	2,540	2,414
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (b)	1,080	1,011
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)	2,230	1,836
4% 4/15/29 (b)	2,545	2,263
The Scotts Miracle-Gro Co. 4% 4/1/31	1,530	1,289
TKC Holdings, Inc. 6.875% 5/15/28 (b)	5,855	5,527
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	955	995
		20,995
Containers - 0.5%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,780	4,677
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,159
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	825	745
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	1,125	979
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)	570	543
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	1,895	1,931
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (b)	950	938
Trident TPI Holdings, Inc. 12.75% 12/31/28 (b)	950	1,028
		12,000
Diversified Financial Services - 2.1%
Broadstreet Partners, Inc. 5.875% 4/15/29 (b)	2,115	1,927
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	4,600	3,856
3.625% 10/1/31 (b)	2,715	2,117
Compass Group Diversified Holdings LLC:
5% 1/15/32 (b)	870	767
5.25% 4/15/29 (b)	2,270	2,122
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	1,465	1,522
Hightower Holding LLC 6.75% 4/15/29 (b)	785	737
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	2,875
5.25% 5/15/27	5,030	4,596
6.25% 5/15/26	5,825	5,665
MSCI, Inc.:
3.25% 8/15/33 (b)	1,245	997
4% 11/15/29 (b)	900	813
OneMain Finance Corp.:
4% 9/15/30	720	606
5.375% 11/15/29	9,325	8,623
6.625% 1/15/28	1,185	1,181
6.875% 3/15/25	775	780
7.125% 3/15/26	4,710	4,753
7.875% 3/15/30	985	1,005
Williams Scotsman, Inc. 7.375% 10/1/31 (b)	985	1,006
		45,948
Energy - 7.8%
Altus Midstream LP 5.875% 6/15/30 (b)	1,335	1,291
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (b)	1,205	1,147
5.75% 3/1/27 (b)	2,655	2,607
5.75% 1/15/28 (b)	1,705	1,669
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,045	946
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28 (b)	1,475	1,527
10.375% 11/15/30 (b)	490	507
CGG SA 8.75% 4/1/27 (b)	1,530	1,432
Chesapeake Energy Corp.:
4.875% (c)(f)	2,950	0
5.75% (c)(f)	1,890	0
5.875% 2/1/29 (b)	2,735	2,682
6.75% 4/15/29 (b)	1,150	1,149
7% (c)(f)	840	0
8% (c)(f)	300	0
8% (c)(f)	480	0
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	1,105	1,103
7% 6/15/25 (b)	3,035	3,032
8.375% 1/15/29 (b)	4,325	4,476
Civitas Resources, Inc. 8.625% 11/1/30 (b)	1,985	2,112
CNX Midstream Partners LP 4.75% 4/15/30 (b)	900	797
CNX Resources Corp.:
6% 1/15/29 (b)	690	669
7.375% 1/15/31 (b)	890	901
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	4,426	4,031
6.75% 3/1/29 (b)	7,095	6,755
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31 (b)	4,245	3,901
7.5% 12/15/33 (b)	2,610	2,626
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	665	655
CVR Energy, Inc.:
5.75% 2/15/28 (b)	3,170	2,946
8.5% 1/15/29 (b)	6,890	6,907
DCP Midstream Operating LP 8.125% 8/16/30	130	145
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (b)	2,645	2,583
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)	985	1,030
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,215	1,101
4.375% 6/15/31 (b)	1,215	1,079
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	1,365	1,383
Energy Transfer LP:
5.625% 5/1/27 (b)	12,200	12,080
6% 2/1/29 (b)	8,530	8,518
EnLink Midstream LLC:
5.375% 6/1/29	650	627
6.5% 9/1/30 (b)	2,725	2,759
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	1,235	1,265
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)	1,250	1,173
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,345	1,214
5.125% 6/15/28 (b)	1,570	1,503
5.5% 10/15/30 (b)	890	851
5.625% 2/15/26 (b)	2,690	2,660
HF Sinclair Corp.:
5% 2/1/28 (b)	1,060	1,017
6.375% 4/15/27 (b)	890	890
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	310	305
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	2,400	2,514
Jonah Energy Parent LLC 12% 11/5/25 (c)(g)	1,621	1,731
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)	2,300	2,315
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	2,055	2,028
MEG Energy Corp. 7.125% 2/1/27 (b)	938	945
Mesquite Energy, Inc. 7.25% (b)(c)(f)	6,264	0
Nabors Industries Ltd. 7.5% 1/15/28 (b)	1,360	1,289
Nabors Industries, Inc. 9.125% 1/31/30 (b)	1,950	2,011
New Fortress Energy, Inc. 6.75% 9/15/25 (b)	1,276	1,260
Noble Finance II LLC 8% 4/15/30 (b)	960	989
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	990	1,002
8.75% 6/15/31 (b)	1,950	2,051
Occidental Petroleum Corp. 7.2% 3/15/29	545	566
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	3,750
7.875% 9/15/30 (b)	2,930	3,013
Permian Resources Operating LLC 5.875% 7/1/29 (b)	1,165	1,133
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	1,925	2,005
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	2,460	2,530
SM Energy Co.:
5.625% 6/1/25	2,480	2,462
6.625% 1/15/27	850	846
6.75% 9/15/26	845	845
Southwestern Energy Co. 5.375% 3/15/30	1,665	1,581
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (b)	1,610	1,430
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	485	302
11.75% 10/1/28 (b)	2,950	1,761
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,205
4.5% 4/30/30	1,710	1,539
6% 4/15/27	4,740	4,683
7% 9/15/28 (b)	985	999
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	95	90
6% 3/1/27 (b)	950	925
6% 9/1/31 (b)	1,620	1,504
Talos Production, Inc.:
9% 2/1/29 (b)	880	928
9.375% 2/1/31 (b)	1,000	1,066
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,405	1,315
Teine Energy Ltd. 6.875% 4/15/29 (b)	1,145	1,112
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	1,977	2,029
Transocean, Inc.:
8% 2/1/27 (b)	1,228	1,231
8.25% 5/15/29 (b)	775	772
8.5% 5/15/31 (b)	775	771
8.75% 2/15/30 (b)	4,239	4,420
Valaris Ltd. 8.375% 4/30/30 (b)	975	1,003
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	1,035	914
4.125% 8/15/31 (b)	1,035	903
6.25% 1/15/30 (b)	3,835	3,792
		169,611
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	790	783
Covanta Holding Corp.:
4.875% 12/1/29 (b)	4,810	4,216
5% 9/1/30	1,940	1,674
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	2,655	2,572
6% 6/15/30 (b)	2,040	1,982
GFL Environmental, Inc.:
4% 8/1/28 (b)	1,275	1,156
4.75% 6/15/29 (b)	1,625	1,499
6.75% 1/15/31 (b)	1,450	1,462
Madison IAQ LLC:
4.125% 6/30/28 (b)	1,535	1,424
5.875% 6/30/29 (b)	1,225	1,137
		17,905
Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	4,630	4,085
4.625% 1/15/27 (b)	4,225	4,037
4.875% 2/15/30 (b)	6,100	5,690
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	675	579
Parkland Corp.:
4.5% 10/1/29 (b)	1,145	1,038
4.625% 5/1/30 (b)	1,735	1,568
		16,997
Food/Beverage/Tobacco - 1.4%
BellRing Brands, Inc. 7% 3/15/30 (b)	2,425	2,454
C&S Group Enterprises LLC 5% 12/15/28 (b)	1,110	851
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	855	791
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)	1,895	1,931
KeHE Distributor / Nextwave 9% 2/15/29 (b)	3,610	3,645
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	1,720	1,533
4.375% 1/31/32 (b)	860	745
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	1,160	1,040
5.5% 10/15/27 (b)	1,353	1,310
Post Holdings, Inc.:
4.5% 9/15/31 (b)	6,170	5,425
4.625% 4/15/30 (b)	2,050	1,851
5.5% 12/15/29 (b)	865	820
5.625% 1/15/28 (b)	3,640	3,532
Simmons Foods, Inc. 4.625% 3/1/29 (b)	1,070	923
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	810	726
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	1,070	973
7.25% 1/15/32 (b)	985	1,006
United Natural Foods, Inc. 6.75% 10/15/28 (b)	1,055	810
		30,366
Gaming - 1.6%
Affinity Interactive 6.875% 12/15/27 (b)	168	150
Boyd Gaming Corp. 4.75% 6/15/31 (b)	4,225	3,741
Caesars Entertainment, Inc. 7% 2/15/30 (b)	2,845	2,865
Churchill Downs, Inc.:
5.75% 4/1/30 (b)	2,330	2,217
6.75% 5/1/31 (b)	1,925	1,911
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	4,710	4,261
6.75% 1/15/30 (b)	4,950	4,307
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	1,250	1,186
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	970	989
Melco Resorts Finance Ltd. 5.75% 7/21/28 (b)	335	310
MGM Resorts International 4.75% 10/15/28	1,470	1,371
Ontario Gaming Gta LP/Otg Co.-I 8% 8/1/30 (b)	2,005	2,036
Premier Entertainment Sub LLC:
5.625% 9/1/29 (b)	2,410	1,797
5.875% 9/1/31 (b)	370	266
Station Casinos LLC 4.625% 12/1/31 (b)	1,300	1,139
Studio City Finance Ltd. 5% 1/15/29 (b)	725	622
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (b)	1,445	1,311
4.25% 12/1/26 (b)	3,015	2,877
4.625% 12/1/29 (b)	1,720	1,596
		34,952
Healthcare - 3.8%
180 Medical, Inc. 3.875% 10/15/29 (b)	910	806
Avantor Funding, Inc. 3.875% 11/1/29 (b)	860	761
Bausch + Lomb Corp. 8.375% 10/1/28 (b)	1,970	2,035
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	2,920	1,886
5.75% 8/15/27 (b)	2,955	2,039
6.125% 2/1/27 (b)	5,185	3,798
11% 9/30/28 (b)	845	660
Cano Health, Inc. 6.25% (b)(f)	565	1
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,365	1,226
4% 3/15/31 (b)	1,545	1,348
4.25% 5/1/28 (b)	485	451
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	2,860	2,232
5.25% 5/15/30 (b)	2,625	2,146
6% 1/15/29 (b)	1,085	947
6.125% 4/1/30 (b)	2,910	2,057
8% 3/15/26 (b)	3,773	3,755
10.875% 1/15/32 (b)	3,150	3,225
DaVita, Inc.:
3.75% 2/15/31 (b)	535	440
4.625% 6/1/30 (b)	4,545	3,982
Encompass Health Corp. 5.75% 9/15/25	400	397
Grifols SA 4.75% 10/15/28 (b)	850	686
HealthEquity, Inc. 4.5% 10/1/29 (b)	895	815
Hologic, Inc. 4.625% 2/1/28 (b)	645	613
IQVIA, Inc. 5% 10/15/26 (b)	1,125	1,100
Jazz Securities DAC 4.375% 1/15/29 (b)	1,635	1,488
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	955	663
Modivcare, Inc. 5.875% 11/15/25 (b)	1,105	1,078
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,360	1,180
3.875% 5/15/32 (b)	1,730	1,448
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,525	3,210
5.125% 4/30/31 (b)	2,410	2,084
Owens & Minor, Inc. 4.5% 3/31/29 (b)	1,065	955
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (b)(d)	1,201	1,108
Tenet Healthcare Corp.:
4.25% 6/1/29	8,360	7,658
4.375% 1/15/30	6,245	5,671
6.125% 6/15/30	4,600	4,504
6.25% 2/1/27	9,945	9,905
6.75% 5/15/31 (b)	990	992
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	865	829
5.125% 5/9/29	865	819
7.875% 9/15/29	960	1,011
		82,009
Homebuilders/Real Estate - 1.6%
Arcosa, Inc. 4.375% 4/15/29 (b)	1,075	979
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (b)	1,240	1,108
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	1,080	935
Century Communities, Inc. 3.875% 8/15/29 (b)	1,245	1,087
Greystar Real Estate Partners 7.75% 9/1/30 (b)	860	886
LGI Homes, Inc. 8.75% 12/15/28 (b)	975	1,014
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	969
5% 10/15/27	9,710	7,942
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	3,590	3,609
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	1,070	982
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	1,416	1,319
5.75% 1/15/28 (b)	2,100	2,042
5.875% 6/15/27 (b)	1,490	1,467
TopBuild Corp. 3.625% 3/15/29 (b)	755	678
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	1,902
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	4,258	3,734
6.5% 2/15/29 (b)	2,070	1,664
10.5% 2/15/28 (b)	1,265	1,312
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)	675	617
		34,246
Hotels - 0.4%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	2,825	3,063
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (b)	725	650
4% 5/1/31 (b)	1,085	951
4.875% 1/15/30	1,180	1,109
5.875% 4/1/29 (b)	1,445	1,426
6.125% 4/1/32 (b)	2,020	1,991
		9,190
Insurance - 2.0%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (b)	1,240	1,122
8.25% 2/1/29 (b)	4,685	4,647
10.125% 8/1/26 (b)	295	305
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (b)	1,470	1,371
5.875% 11/1/29 (b)	1,290	1,185
6.75% 10/15/27 (b)	7,995	7,840
6.75% 4/15/28 (b)	5,690	5,684
7% 1/15/31 (b)	1,680	1,685
AmWINS Group, Inc. 4.875% 6/30/29 (b)	1,205	1,095
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	1,140	1,040
7.5% 2/15/32 (b)	1,005	976
GTCR AP Finance, Inc. 8% 5/15/27 (b)	985	985
HUB International Ltd.:
5.625% 12/1/29 (b)	5,635	5,186
7.25% 6/15/30 (b)	6,265	6,357
7.375% 1/31/32 (b)	2,495	2,472
MGIC Investment Corp. 5.25% 8/15/28	1,040	998
USI, Inc. 7.5% 1/15/32 (b)	1,300	1,293
		44,241
Leisure - 1.8%
Boyne U.S.A., Inc. 4.75% 5/15/29 (b)	840	764
Carnival Corp.:
4% 8/1/28 (b)	9,210	8,421
7% 8/15/29 (b)	990	1,016
7.625% 3/1/26 (b)	2,775	2,792
NCL Corp. Ltd. 5.875% 2/15/27 (b)	1,770	1,729
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	1,295	1,260
6.25% 3/15/32 (b)	2,030	2,001
7.25% 1/15/30 (b)	950	977
8.25% 1/15/29 (b)	6,455	6,811
9.25% 1/15/29 (b)	5,340	5,703
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)	1,665	1,535
Vail Resorts, Inc. 6.25% 5/15/25 (b)	850	850
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	625	598
Voc Escrow Ltd. 5% 2/15/28 (b)	5,510	5,255
		39,712
Metals/Mining - 1.4%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)	1,980	1,810
7.125% 3/15/31 (b)	835	845
Alpha Natural Resources, Inc. 9.75% (c)(f)	1,770	0
Arsenal AIC Parent LLC 8% 10/1/30 (b)	1,145	1,192
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)	3,200	2,961
4.875% 3/1/31 (b)	1,480	1,297
6.75% 4/15/30 (b)	2,000	1,953
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,895	1,788
ERO Copper Corp. 6.5% 2/15/30 (b)	1,320	1,242
First Quantum Minerals Ltd.:
8.625% 6/1/31 (b)	5,740	5,582
9.375% 3/1/29 (b)	2,390	2,469
FMG Resources Pty Ltd. 4.375% 4/1/31 (b)	1,145	1,008
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	905	875
Mineral Resources Ltd.:
8% 11/1/27 (b)	3,895	3,939
8.5% 5/1/30 (b)	660	676
9.25% 10/1/28 (b)	1,745	1,829
		29,466
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	760	658
4% 9/1/29 (b)	1,515	1,249
6% 6/15/27 (b)	890	863
Cascades, Inc.:
5.125% 1/15/26 (b)	790	765
5.375% 1/15/28 (b)	790	741
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,060	1,057
8.75% 4/15/30 (b)	7,325	7,079
Mercer International, Inc. 5.125% 2/1/29	1,920	1,677
		14,089
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	1,630	1,504
4% 10/15/30 (b)	5,185	4,471
4.375% 1/15/28 (b)	5,490	5,105
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (b)	715	658
Garden SpinCo Corp. 8.625% 7/20/30 (b)	775	817
Papa John's International, Inc. 3.875% 9/15/29 (b)	765	666
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,377
		14,598
Services - 3.4%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	1,335	1,265
Artera Services LLC 8.5% 2/15/31 (b)	4,195	4,293
ASGN, Inc. 4.625% 5/15/28 (b)	1,350	1,260
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)	1,549	1,391
4.625% 6/1/28 (b)	846	759
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	7,245	7,775
Camelot Finance SA 4.5% 11/1/26 (b)	1,515	1,443
CoreCivic, Inc. 8.25% 4/15/29	5,765	5,957
Fair Isaac Corp. 4% 6/15/28 (b)	1,530	1,409
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	1,360	1,352
H&E Equipment Services, Inc. 3.875% 12/15/28 (b)	2,415	2,137
Hertz Corp.:
4.625% 12/1/26 (b)	740	573
5% 12/1/29 (b)	1,435	985
5.5% (b)(c)(f)	1,505	49
6% (b)(c)(f)	1,385	125
6.25% (c)(f)	1,605	52
7.125% (b)(c)(f)	1,430	129
Iron Mountain, Inc.:
4.5% 2/15/31 (b)	2,975	2,624
4.875% 9/15/29 (b)	3,800	3,507
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	7,590	7,154
Service Corp. International 4% 5/15/31	1,610	1,387
Sotheby's 7.375% 10/15/27 (b)	640	596
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (b)	2,410	2,005
The GEO Group, Inc.:
8.625% 4/15/29 (b)	3,605	3,650
10.25% 4/15/31 (b)	2,575	2,655
TriNet Group, Inc. 3.5% 3/1/29 (b)	1,135	994
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	3,730	3,475
6.25% 1/15/28 (b)	1,225	1,224
7.5% 9/15/27 (b)	4,885	4,974
8% 11/1/26 (b)	7,110	7,181
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,285	1,246
		73,626
Steel - 0.2%
ATI, Inc. 7.25% 8/15/30	975	997
Commercial Metals Co. 3.875% 2/15/31	780	679
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	610	551
Vallourec SA 7.5% 4/15/32 (b)	2,115	2,141
		4,368
Super Retail - 1.5%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	462
4.625% 11/15/29 (b)	6,520	5,895
4.75% 3/1/30	489	443
5% 2/15/32 (b)	1,535	1,365
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	4,585	4,582
6.75% 7/1/36	1,340	1,308
7.5% 6/15/29	1,135	1,162
Carvana Co.:
12% 12/1/28 pay-in-kind (b)(d)	540	529
13% 6/1/30 pay-in-kind (b)(d)	815	808
14% 6/1/31 pay-in-kind (b)(d)	968	970
EG Global Finance PLC 12% 11/30/28 (b)	12,260	12,656
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,880	2,644
		32,824
Technology - 3.9%
Acuris Finance U.S. 5% 5/1/28 (b)	6,410	5,815
Block, Inc. 3.5% 6/1/31	1,615	1,364
CA Magnum Holdings 5.375% 10/31/26 (b)	690	653
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	1,440	1,311
4.875% 7/1/29 (b)	1,360	1,239
Cloud Software Group, Inc. 6.5% 3/31/29 (b)	16,555	15,702
Coherent Corp. 5% 12/15/29 (b)	1,350	1,245
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	993
Elastic NV 4.125% 7/15/29 (b)	3,785	3,371
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	6,860	6,083
5.25% 12/1/27 (b)	1,495	1,443
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	1,605	1,466
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	1,295	1,148
MicroStrategy, Inc. 6.125% 6/15/28 (b)	4,490	4,161
NCR Atleos Corp. 9.5% 4/1/29 (b)	1,480	1,573
NCR Voyix Corp.:
5% 10/1/28 (b)	750	691
5.125% 4/15/29 (b)	3,710	3,409
5.25% 10/1/30 (b)	750	668
ON Semiconductor Corp. 3.875% 9/1/28 (b)	5,500	4,991
Open Text Corp. 6.9% 12/1/27 (b)	1,685	1,721
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	790	694
4.125% 12/1/31 (b)	780	669
PTC, Inc.:
3.625% 2/15/25 (b)	925	906
4% 2/15/28 (b)	915	848
Roblox Corp. 3.875% 5/1/30 (b)	3,295	2,850
Seagate HDD Cayman:
8.25% 12/15/29 (b)	3,160	3,359
8.5% 7/15/31 (b)	2,045	2,183
Sensata Technologies BV 4% 4/15/29 (b)	1,530	1,370
Synaptics, Inc. 4% 6/15/29 (b)	900	790
TTM Technologies, Inc. 4% 3/1/29 (b)	1,135	1,015
Twilio, Inc.:
3.625% 3/15/29	6,425	5,703
3.875% 3/15/31	1,340	1,160
UKG, Inc. 6.875% 2/1/31 (b)	1,505	1,508
Unisys Corp. 6.875% 11/1/27 (b)	830	716
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	3,170	2,884
		85,702
Telecommunications - 2.5%
Altice Financing SA:
5% 1/15/28 (b)	1,580	1,247
5.75% 8/15/29 (b)	4,975	3,695
Altice France SA:
5.125% 7/15/29 (b)	7,670	4,996
5.5% 1/15/28 (b)	2,465	1,665
5.5% 10/15/29 (b)	14,870	9,729
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	6,170	5,842
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	2,830	2,604
5.875% 10/15/27 (b)	1,375	1,319
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	3,610	3,455
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (b)	1,895	1,580
6.75% 10/15/27 (b)	1,453	1,344
Millicom International Cellular SA 4.5% 4/27/31 (b)	235	196
Sable International Finance Ltd. 5.75% 9/7/27 (b)	5,800	5,512
SBA Communications Corp.:
3.125% 2/1/29	1,695	1,476
3.875% 2/15/27	6,375	5,991
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	1,120	871
VMED O2 UK Financing I PLC 4.75% 7/15/31 (b)	2,875	2,399
		53,921
Textiles/Apparel - 0.1%
Crocs, Inc.:
4.125% 8/15/31 (b)	825	692
4.25% 3/15/29 (b)	1,110	995
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	760	675
		2,362
Transportation Ex Air/Rail - 0.2%
Seaspan Corp. 5.5% 8/1/29 (b)	1,240	1,066
XPO, Inc.:
6.25% 6/1/28 (b)	960	956
7.125% 2/1/32 (b)	1,470	1,479
		3,501
Utilities - 2.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,705	1,441
3.75% 1/15/32 (b)	850	704
4.75% 3/15/28 (b)	970	914
NextEra Energy Partners LP 7.25% 1/15/29 (b)	980	993
NRG Energy, Inc.:
3.375% 2/15/29 (b)	665	583
3.625% 2/15/31 (b)	1,320	1,117
3.875% 2/15/32 (b)	171	144
5.75% 1/15/28	2,765	2,721
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	389
3.75% 7/1/28	400	369
3.95% 12/1/47	885	621
4% 12/1/46	2,184	1,545
PG&E Corp.:
5% 7/1/28	10,140	9,662
5.25% 7/1/30	1,150	1,077
Pike Corp.:
5.5% 9/1/28 (b)	5,980	5,667
8.625% 1/31/31 (b)	2,445	2,561
Vistra Operations Co. LLC:
4.375% 5/1/29 (b)	3,105	2,827
5% 7/31/27 (b)	3,565	3,393
5.5% 9/1/26 (b)	1,822	1,778
5.625% 2/15/27 (b)	4,435	4,315
7.75% 10/15/31 (b)	1,965	2,015
		44,836
TOTAL NONCONVERTIBLE BONDS		1,135,540
TOTAL CORPORATE BONDS (Cost $1,216,406)		1,160,787

Common Stocks - 18.8%
	Shares	Value ($) (000s)
Aerospace - 0.1%
TransDigm Group, Inc.	2,100	2,621
Air Transportation - 0.1%
Air Canada (h)	3,800	56
Delta Air Lines, Inc.	23,450	1,174
TOTAL AIR TRANSPORTATION		1,230
Automotive & Auto Parts - 0.2%
BYD Co. Ltd. (H Shares)	195,000	5,345
UC Holdings, Inc. (c)(h)	29,835	30
TOTAL AUTOMOTIVE & AUTO PARTS		5,375
Banks & Thrifts - 0.0%
Mr. Cooper Group, Inc. (h)	1,504	116
Broadcasting - 0.1%
Nexstar Media Group, Inc. Class A	8,363	1,339
Building Materials - 1.1%
Builders FirstSource, Inc. (h)	14,100	2,578
Carlisle Companies, Inc.	16,200	6,290
Eagle Materials, Inc.	23,600	5,917
EMCOR Group, Inc.	9,500	3,393
Fortune Brands Innovations, Inc.	52,700	3,852
Simpson Manufacturing Co. Ltd.	10,600	1,843
TOTAL BUILDING MATERIALS		23,873
Capital Goods - 0.5%
Deere & Co.	2,400	939
Parker Hannifin Corp.	10,300	5,613
Trane Technologies PLC	12,300	3,903
TOTAL CAPITAL GOODS		10,455
Chemicals - 0.4%
Olin Corp.	55,900	2,922
The Chemours Co. LLC	138,100	3,694
Westlake Corp.	8,200	1,208
TOTAL CHEMICALS		7,824
Consumer Products - 0.1%
Tapestry, Inc.	47,300	1,888
Containers - 0.2%
Graphic Packaging Holding Co.	159,900	4,133
Diversified Financial Services - 1.3%
Apollo Global Management, Inc.	88,100	9,548
Carnelian Point Holdings LP warrants (c)(h)	118	0
Coinbase Global, Inc. (h)	15,900	3,242
MasterCard, Inc. Class A	16,000	7,219
Moody's Corp.	5,600	2,074
OneMain Holdings, Inc.	126,400	6,587
TOTAL DIVERSIFIED FINANCIAL SERVICES		28,670
Energy - 1.3%
Antero Resources Corp. (h)	47,902	1,629
California Resources Corp. warrants 10/27/24 (h)	8,300	143
Cheniere Energy, Inc.	36,000	5,682
EP Energy Corp. (c)(h)	147,125	262
Forbes Energy Services Ltd. (c)(h)	65,062	0
Mesquite Energy, Inc. (c)(h)	90,382	7,399
Noble Corp. PLC	1,410	63
Permian Resource Corp. Class A	629,900	10,551
PureWest Energy (c)	3,289	1
PureWest Energy rights (c)(h)	1,983	0
Superior Energy Services, Inc. Class A (c)	17,671	1,140
Tidewater, Inc. warrants 11/14/42 (h)	12,651	1,278
TOTAL ENERGY		28,148
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (c)(g)(h)	1,458,195	1,123
Food & Drug Retail - 0.1%
Northeast Grocery, Inc. (c)(g)(h)	339,746	1,909
Southeastern Grocers, Inc. rights (c)(h)	250,623	276
TOTAL FOOD & DRUG RETAIL		2,185
Food/Beverage/Tobacco - 0.4%
Celsius Holdings, Inc. (h)	39,200	2,794
U.S. Foods Holding Corp. (h)	109,000	5,477
TOTAL FOOD/BEVERAGE/TOBACCO		8,271
Gaming - 0.2%
Boyd Gaming Corp.	74,300	3,976
Studio City International Holdings Ltd.:
ADR (b)(h)	32,338	241
(NYSE) ADR (h)	35,600	265
TOTAL GAMING		4,482
Healthcare - 0.1%
Tenet Healthcare Corp. (h)	15,300	1,718
Homebuilders/Real Estate - 1.2%
Arthur J. Gallagher & Co.	34,500	8,097
Comfort Systems U.S.A., Inc.	18,000	5,569
TopBuild Corp. (h)	21,700	8,781
Willscot Mobile Mini Holdings (h)	97,300	3,596
TOTAL HOMEBUILDERS/REAL ESTATE		26,043
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	692	47
Restaurants - 0.1%
Domino's Pizza, Inc.	4,900	2,593
Services - 0.6%
Airbnb, Inc. Class A (h)	35,700	5,661
Visa, Inc. Class A	30,800	8,273
TOTAL SERVICES		13,934
Super Retail - 0.9%
Amazon.com, Inc. (h)	43,500	7,613
Arena Brands Holding Corp. Class B (c)(g)(h)	42,253	584
Booking Holdings, Inc.	800	2,762
Dick's Sporting Goods, Inc.	21,300	4,280
Lowe's Companies, Inc.	8,600	1,961
Williams-Sonoma, Inc.	11,300	3,241
TOTAL SUPER RETAIL		20,441
Technology - 8.0%
Accenture PLC Class A	6,100	1,836
Adobe, Inc. (h)	13,400	6,202
Alphabet, Inc. Class A	39,600	6,446
Arista Networks, Inc. (h)	15,600	4,002
ASML Holding NV (depository receipt)	3,400	2,966
Autodesk, Inc. (h)	12,700	2,703
Block, Inc. Class A (h)	48,300	3,526
CDW Corp.	8,800	2,128
Dell Technologies, Inc.	16,500	2,057
DoubleVerify Holdings, Inc. (h)	99,600	2,918
Dynatrace, Inc. (h)	115,400	5,229
Eaton Corp. PLC	27,200	8,657
Fiserv, Inc. (h)	56,800	8,672
Gen Digital, Inc.	98,300	1,980
Intuit, Inc.	5,100	3,191
KLA Corp.	7,600	5,239
Lam Research Corp.	9,800	8,765
Marvell Technology, Inc.	45,200	2,979
Meta Platforms, Inc. Class A	41,700	17,938
Microsoft Corp.	31,000	12,069
Monday.com Ltd. (h)	14,400	2,726
Nextracker, Inc. Class A (h)	149,800	6,410
nVent Electric PLC	51,800	3,733
NVIDIA Corp.	23,000	19,872
NXP Semiconductors NV	7,900	2,024
ON Semiconductor Corp. (h)	113,260	7,946
Oracle Corp.	33,200	3,777
Salesforce, Inc.	18,200	4,895
Synopsys, Inc. (h)	5,100	2,706
UiPath, Inc. Class A (h)(i)	233,500	4,429
Vertiv Holdings Co.	67,400	6,268
TOTAL TECHNOLOGY		174,289
Telecommunications - 0.2%
EchoStar Corp. Class A (h)(i)	126,700	2,026
GTT Communications, Inc. (c)(h)	11,856	442
Palo Alto Networks, Inc. (h)	8,800	2,560
TOTAL TELECOMMUNICATIONS		5,028
Textiles/Apparel - 0.3%
Crocs, Inc. (h)	40,900	5,087
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,561
TOTAL TEXTILES/APPAREL		6,648
Utilities - 1.2%
Constellation Energy Corp.	43,600	8,107
Core & Main, Inc. (h)	59,500	3,360
PG&E Corp.	341,179	5,838
Vistra Corp.	110,700	8,395
TOTAL UTILITIES		25,700
TOTAL COMMON STOCKS (Cost $327,247)		408,174

Bank Loan Obligations - 10.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0746% 10/20/27 (d)(e)(j)	200	206
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0757% 2/24/31 (d)(e)(j)	455	456
TOTAL AIR TRANSPORTATION		662
Automotive & Auto Parts - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3157% 5/6/30 (d)(e)(j)	429	430
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0657% 1/20/31 (d)(e)(j)	370	372
TOTAL AUTOMOTIVE & AUTO PARTS		802
Banks & Thrifts - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5657% 7/29/30 (d)(e)(j)	1,203	1,205
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4287% 8/24/26 (d)(e)(j)	397	379
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5594% 6/24/29 (d)(e)(j)	113	113
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 1/31/29 (d)(e)(j)	985	982
TOTAL BROADCASTING		1,474
Building Materials - 0.2%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (d)(e)(j)	3,286	3,259
Miwd Holdco Ii LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 3/20/31 (e)(j)(k)	130	131
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 6/4/28 (d)(e)(j)	841	847
TOTAL BUILDING MATERIALS		4,237
Capital Goods - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6734% 3/17/30 (d)(e)(j)	251	251
Chemicals - 0.5%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8157% 11/15/30 (d)(e)(j)	2,010	1,942
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (d)(e)(j)	6,123	6,111
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (d)(e)(j)	508	509
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (d)(e)(j)	2,346	2,346
TOTAL CHEMICALS		10,908
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3135% 12/22/26 (d)(e)(j)	2,489	2,491
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9302% 5/14/28 (d)(e)(j)	1,370	1,357
TOTAL CONSUMER PRODUCTS		3,848
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (d)(e)(j)	184	165
Energy - 0.3%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (d)(e)(j)	5,835	5,737
Forbes Energy Services LLC Tranche B, term loan 0% (c)(d)(f)(j)	610	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(f)(j)	1,671	0
term loan 0% (c)(d)(f)(j)	721	0
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 11/14/25 (d)(e)(j)	318	316
TOTAL ENERGY		6,053
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8157% 11/30/28 (d)(e)(j)	310	310
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8273% 11/30/28 (d)(e)(j)	24	24
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6799% 6/21/28 (d)(e)(j)	399	399
TOTAL ENVIRONMENTAL		733
Food/Beverage/Tobacco - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3169% 2/12/31 (d)(e)(j)	355	356
Naked Juice LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6594% 1/24/29 (d)(e)(j)	324	313
TOTAL FOOD/BEVERAGE/TOBACCO		669
Gaming - 0.5%
Caesars Entertainment, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 2/6/31 (d)(e)(j)	1,980	1,981
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.069% 1/27/29 (d)(e)(j)	7,335	7,348
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.071% 4/16/29 (d)(e)(j)	345	345
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (d)(e)(j)	988	992
TOTAL GAMING		10,666
Healthcare - 0.5%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (d)(e)(j)	2,253	2,145
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 5/5/28 (d)(e)(j)	814	819
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0683% 10/23/28 (d)(e)(j)	5,619	5,631
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4334% 6/2/28 (d)(e)(j)	1,962	1,970
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 11/15/28 (d)(e)(j)	965	968
TOTAL HEALTHCARE		11,533
Insurance - 0.8%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9302% 2/15/27 (d)(e)(j)	2,932	2,926
CME Term SOFR 1 Month Index + 4.250% 9.6802% 2/15/27 (d)(e)(j)	200	201
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8157% 11/6/30 (d)(e)(j)	509	510
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8189% 11/6/30 (d)(e)(j)	2,252	2,260
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5745% 6/20/30 (d)(e)(j)	5,550	5,577
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 3/8/32 (e)(j)(k)	4,320	4,355
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/22/31 (e)(j)(k)	830	832
TOTAL INSURANCE		16,661
Leisure - 0.6%
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0669% 8/9/27 (d)(e)(j)	2,944	2,958
CME Term SOFR 1 Month Index + 2.750% 8.0669% 10/18/28 (d)(e)(j)	9,065	9,093
TOTAL LEISURE		12,051
Metals/Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0657% 8/19/30 (d)(e)(j)	264	265
Paper - 0.7%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.0907% 4/13/29 (d)(e)(j)	14,940	14,996
Services - 1.1%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9183% 12/21/28 (d)(e)(j)	2,757	2,769
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (d)(e)(j)	1,050	1,058
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1657% 12/10/29 (d)(e)(j)	2,170	2,125
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9157% 12/10/28 (d)(e)(j)	2,880	2,868
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5657% 5/31/28 (d)(e)(j)	240	241
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.819% 8/1/30 (d)(e)(j)	5,127	5,141
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (d)(e)(j)	4,050	3,625
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (d)(e)(j)	2,465	2,312
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1834% 12/16/26 (d)(e)(j)	700	702
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (d)(e)(j)	2,631	2,314
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.42% 3/25/31 (d)(e)(j)	1,035	1,044
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5689% 4/4/29 (d)(e)(j)	800	809
TOTAL SERVICES		25,008
Super Retail - 1.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 3/5/28 (d)(e)(j)	504	503
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 12/18/27 (d)(e)(j)	21,718	21,727
TOTAL SUPER RETAIL		22,230
Technology - 3.7%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4519% 2/16/28 (d)(e)(j)	142	142
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (d)(e)(j)	35	36
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (d)(e)(j)	1,965	1,978
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5657% 2/15/29 (d)(e)(j)	4,262	4,251
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0635% 9/30/28 (d)(e)(j)	2,932	2,933
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (e)(j)(k)	6,935	6,941
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 3/31/28 (d)(e)(j)	253	252
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1918% 1/31/27 (d)(e)(j)	390	390
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 3/1/29 (d)(e)(j)	10,059	10,060
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5657% 5/3/28 (d)(e)(j)	2,863	2,852
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/21/31 (e)(j)(k)	5,020	4,910
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 6/2/28 (d)(e)(j)	887	881
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (d)(e)(j)	1,975	1,981
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 8/31/28 (d)(e)(j)	16,764	16,832
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 4/22/28 (d)(e)(j)	756	728
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (d)(e)(j)	15,250	15,316
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4302% 9/1/25 (d)(e)(j)	1,617	1,484
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.569% 4/4/31 (d)(e)(j)	7,724	7,738
TOTAL TECHNOLOGY		79,705
Telecommunications - 0.1%
Aventiv Technologies LLC 1LN, term loan:
CME Term SOFR 3 Month Index + 5.090% 10.661% 7/31/25 (d)(e)(j)	939	693
13.071% 7/31/25 (d)(e)(j)	25	25
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4094% 6/30/28 (d)(e)(j)	536	377
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4183% 12/30/27 (d)(e)(j)	647	589
TOTAL TELECOMMUNICATIONS		1,684
Utilities - 0.0%
Talen Energy Supply LLC 1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.8257% 5/17/30 (d)(e)(j)	97	97
CME Term SOFR 1 Month Index + 4.500% 9.8257% 5/17/30 (d)(e)(j)	63	64
TOTAL UTILITIES		161
TOTAL BANK LOAN OBLIGATIONS (Cost $226,647)		225,967

Preferred Securities - 7.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 6.1%
Ally Financial, Inc. 4.7% (d)(l)	945	741
Bank of America Corp.:
5.125% (d)(l)	12,000	12,198
5.875% (d)(l)	14,280	13,803
6.1% (d)(l)	2,590	2,604
Citigroup, Inc.:
5% (d)(l)	13,000	12,965
6.3% (d)(l)	4,585	4,716
9.0346% (d)(e)(l)	12,655	12,893
Citigroup, Inc. 4.7% (d)(l)	2,135	2,100
Goldman Sachs Group, Inc. 5.3% (d)(l)	15,000	15,096
JPMorgan Chase & Co.:
4% (d)(l)	3,555	3,474
4.6% (d)(l)	4,465	4,443
5% (d)(l)	24,800	24,983
9.348% (d)(e)(l)	8,000	8,187
Wells Fargo & Co.:
5.875% (d)(l)	7,645	7,762
7.625% (d)(l)	5,740	6,058
TOTAL BANKS & THRIFTS		132,023
Energy - 1.5%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.5966% (d)(e)(l)	15,460	15,775
6.625% (d)(l)	456	425
7.125% (d)(l)	17,150	17,030
TOTAL ENERGY		33,230
TOTAL PREFERRED SECURITIES (Cost $167,016)		165,253

Other - 2.2%
	Shares	Value ($) (000s)
Other - 2.2%
Fidelity Private Credit Co. LLC (g)(m) (Cost $47,821)	4,805,377	48,871

Money Market Funds - 7.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (n)	160,128,869	160,161
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	2,006,274	2,006
TOTAL MONEY MARKET FUNDS (Cost $162,167)		162,167

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,147,304)	2,171,219
NET OTHER ASSETS (LIABILITIES) - 0.0%	220
NET ASSETS - 100.0%	2,171,439

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $923,798,000 or 42.5% of net assets.

(c)	Level 3 security
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,218,000 or 2.5% of net assets.

(h)	Non-income producing
(i)	Security or a portion of the security is on loan at period end.
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	1,538

Fidelity Private Credit Co. LLC	4/28/22 - 1/02/24	47,817

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,589

New Cotai LLC/New Cotai Capital Corp.	9/11/20	7,224

Northeast Grocery, Inc.	11/08/21	135

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	152,805	244,246	236,890	3,707	-	-	160,161	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	3,360	26,315	27,669	1	-	-	2,006	0.0%
Total	156,165	270,561	264,559	3,708	-	-	162,167

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	48,171	555	-	3,270	-	145	48,871
	48,171	555	-	3,270	-	145	48,871

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	27,749	27,749	-	-
Consumer Discretionary	56,992	48,349	6,906	1,737
Consumer Staples	10,456	8,271	-	2,185
Energy	28,147	18,068	1,278	8,801
Financials	57,354	57,354	-	-
Health Care	1,718	1,718	-	-
Industrials	69,855	69,855	-	-
Information Technology	115,641	115,199	-	442
Materials	17,921	17,921	-	-
Utilities	22,341	22,340	-	1

Corporate Bonds	1,160,787	-	1,154,613	6,174

Bank Loan Obligations	225,967	-	225,967	-

Preferred Securities	165,253	-	165,253	-

Other	48,871	-	48,871	-

Money Market Funds	162,167	162,167	-	-
Total Investments in Securities:	2,171,219	548,991	1,602,888	19,340

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$28,484
Net Realized Gain (Loss) on Investment Securities	4,851
Net Unrealized Gain (Loss) on Investment Securities	(2,754)
Cost of Purchases	414
Proceeds of Sales	(11,676)
Amortization/Accretion	21
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$19,340
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2024	$2,181

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,938) - See accompanying schedule:
Unaffiliated issuers (cost $1,937,316)	$1,960,181
Fidelity Central Funds (cost $162,167)	162,167
Other affiliated issuers (cost $47,821)	48,871

Total Investment in Securities (cost $2,147,304)		$2,171,219
Cash		280
Foreign currency held at value (cost $56)		56
Receivable for investments sold		6,274
Receivable for fund shares sold		2,056
Dividends receivable		131
Interest receivable		20,944
Distributions receivable from Fidelity Central Funds		573
Prepaid expenses		1
Other receivables		9
Total assets		2,201,543
Liabilities
Payable for investments purchased	$22,971
Payable for fund shares redeemed	2,787
Distributions payable	853
Accrued management fee	1,213
Distribution and service plan fees payable	208
Other payables and accrued expenses	66
Collateral on securities loaned	2,006
Total liabilities		30,104
Commitments and contingent liabilities (see Commitments note)
Net Assets		$2,171,439
Net Assets consist of:
Paid in capital		$2,161,391
Total accumulated earnings (loss)		10,048
Net Assets		$2,171,439

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($519,191 ÷ 45,610 shares)(a)		$11.38
Maximum offering price per share (100/96.00 of $11.38)		$11.85
Class M :
Net Asset Value and redemption price per share ($239,486 ÷ 20,912 shares)(a)		$11.45
Maximum offering price per share (100/96.00 of $11.45)		$11.93
Class C :
Net Asset Value and offering price per share ($59,628 ÷ 5,248 shares)(a)		$11.36
Class I :
Net Asset Value, offering price and redemption price per share ($900,802 ÷ 84,893 shares)(b)		$10.61
Class Z :
Net Asset Value, offering price and redemption price per share ($452,332 ÷ 42,623 shares)		$10.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$6,902
Affiliated issuers		3,222
Interest		50,021
Income from Fidelity Central Funds (including $1 from security lending)		3,708
Total income		63,853
Expenses
Management fee	$6,125
Transfer agent fees	852
Distribution and service plan fees	1,223
Accounting fees	221
Custodian fees and expenses	14
Independent trustees' fees and expenses	5
Registration fees	65
Audit	41
Legal	18
Miscellaneous	5
Total expenses before reductions	8,569
Expense reductions	(200)
Total expenses after reductions		8,369
Net Investment income (loss)		55,484
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,942
Foreign currency transactions	(2)
Capital gain distributions from underlying funds:
Affiliated issuers	48
Total net realized gain (loss)		12,988
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	136,873
Affiliated issuers	145
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		137,019
Net gain (loss)		150,007
Net increase (decrease) in net assets resulting from operations		$205,491
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,484	$96,897
Net realized gain (loss)	12,988	(37,304)
Change in net unrealized appreciation (depreciation)	137,019	31,817
Net increase (decrease) in net assets resulting from operations	205,491	91,410
Distributions to shareholders	(55,829)	(157,937)

Share transactions - net increase (decrease)	170,692	127,889
Total increase (decrease) in net assets	320,354	61,362

Net Assets
Beginning of period	1,851,085	1,789,723
End of period	$2,171,439	$1,851,085

Financial Highlights
Fidelity Advisor® High Income Advantage Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.54	$10.90	$12.94	$10.95	$11.12	$10.93
Income from Investment Operations
Net investment income (loss) A,B	.295	.551	.455	.382	.422	.517
Net realized and unrealized gain (loss)	.841	- C	(1.803)	1.989	(.169)	.260
Total from investment operations	1.136	.551	(1.348)	2.371	.253	.777
Distributions from net investment income	(.296)	(.544)	(.433)	(.381)	(.417)	(.587)
Distributions from net realized gain	-	(.367)	(.259)	-	(.006)	-
Total distributions	(.296)	(.911)	(.692)	(.381)	(.423)	(.587)
Net asset value, end of period	$11.38	$10.54	$10.90	$12.94	$10.95	$11.12
Total Return D,E,F	10.83%	5.16%	(10.75)%	21.85%	2.41%	7.41%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.99% I	.98%	1.01%	.99%	1.00%	1.01%
Expenses net of fee waivers, if any	.97 % I	.98%	1.01%	.99%	1.00%	1.00%
Expenses net of all reductions	.97% I	.98%	1.01%	.99%	1.00%	1.00%
Net investment income (loss)	5.27% I	5.11%	3.88%	3.07%	3.91%	4.70%
Supplemental Data
Net assets, end of period (in millions)	$519	$467	$463	$566	$462	$515
Portfolio turnover rate J	33 % I	29%	29%	27%	48%	53%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® High Income Advantage Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.60	$10.96	$13.01	$11.01	$11.18	$10.99
Income from Investment Operations
Net investment income (loss) A,B	.297	.556	.458	.385	.425	.521
Net realized and unrealized gain (loss)	.852	(.001)	(1.813)	1.998	(.169)	.259
Total from investment operations	1.149	.555	(1.355)	2.383	.256	.780
Distributions from net investment income	(.299)	(.548)	(.436)	(.383)	(.420)	(.590)
Distributions from net realized gain	-	(.367)	(.259)	-	(.006)	-
Total distributions	(.299)	(.915)	(.695)	(.383)	(.426)	(.590)
Net asset value, end of period	$11.45	$10.60	$10.96	$13.01	$11.01	$11.18
Total Return C,D,E	10.89%	5.17%	(10.75)%	21.84%	2.43%	7.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98% H	.98%	1.01%	.99%	1.00%	1.00%
Expenses net of fee waivers, if any	.97 % H	.97%	1.01%	.99%	1.00%	1.00%
Expenses net of all reductions	.97% H	.97%	1.01%	.99%	1.00%	1.00%
Net investment income (loss)	5.27% H	5.11%	3.89%	3.08%	3.91%	4.71%
Supplemental Data
Net assets, end of period (in millions)	$239	$224	$238	$300	$266	$329
Portfolio turnover rate I	33 % H	29%	29%	27%	48%	53%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® High Income Advantage Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$10.88	$12.92	$10.93	$11.10	$10.91
Income from Investment Operations
Net investment income (loss) A,B	.252	.469	.366	.286	.339	.434
Net realized and unrealized gain (loss)	.851	(.010)	(1.804)	1.988	(.169)	.258
Total from investment operations	1.103	.459	(1.438)	2.274	.170	.692
Distributions from net investment income	(.253)	(.462)	(.343)	(.284)	(.334)	(.502)
Distributions from net realized gain	-	(.367)	(.259)	-	(.006)	-
Total distributions	(.253)	(.829)	(.602)	(.284)	(.340)	(.502)
Net asset value, end of period	$11.36	$10.51	$10.88	$12.92	$10.93	$11.10
Total Return C,D,E	10.54%	4.27%	(11.45)%	20.95%	1.63%	6.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.76% H	1.76%	1.78%	1.76%	1.77%	1.77%
Expenses net of fee waivers, if any	1.73 % H	1.73%	1.77%	1.76%	1.77%	1.77%
Expenses net of all reductions	1.73% H	1.73%	1.77%	1.76%	1.77%	1.76%
Net investment income (loss)	4.51% H	4.35%	3.12%	2.30%	3.14%	3.94%
Supplemental Data
Net assets, end of period (in millions)	$60	$54	$56	$71	$68	$89
Portfolio turnover rate I	33 % H	29%	29%	27%	48%	53%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® High Income Advantage Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$10.19	$12.12	$10.26	$10.42	$10.25
Income from Investment Operations
Net investment income (loss) A,B	.288	.539	.454	.388	.422	.512
Net realized and unrealized gain (loss)	.794	(.007)	(1.691)	1.860	(.157)	.241
Total from investment operations	1.082	.532	(1.237)	2.248	.265	.753
Distributions from net investment income	(.292)	(.535)	(.434)	(.388)	(.419)	(.583)
Distributions from net realized gain	-	(.367)	(.259)	-	(.006)	-
Total distributions	(.292)	(.902)	(.693)	(.388)	(.425)	(.583)
Net asset value, end of period	$10.61	$9.82	$10.19	$12.12	$10.26	$10.42
Total Return C,D	11.07%	5.35%	(10.56)%	22.13%	2.69%	7.67%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.73%	.76%	.74%	.75%	.76%
Expenses net of fee waivers, if any	.72 % G	.72%	.76%	.74%	.75%	.76%
Expenses net of all reductions	.72% G	.72%	.76%	.74%	.74%	.76%
Net investment income (loss)	5.52% G	5.36%	4.13%	3.32%	4.17%	4.95%
Supplemental Data
Net assets, end of period (in millions)	$901	$745	$696	$903	$510	$612
Portfolio turnover rate H	33 % G	29%	29%	27%	48%	53%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® High Income Advantage Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.82	$10.19	$12.12	$10.26	$10.42	$10.25
Income from Investment Operations
Net investment income (loss) A,B	.293	.549	.463	.399	.430	.516
Net realized and unrealized gain (loss)	.794	(.007)	(1.690)	1.860	(.156)	.248
Total from investment operations	1.087	.542	(1.227)	2.259	.274	.764
Distributions from net investment income	(.297)	(.545)	(.444)	(.399)	(.428)	(.594)
Distributions from net realized gain	-	(.367)	(.259)	-	(.006)	-
Total distributions	(.297)	(.912)	(.703)	(.399)	(.434)	(.594)
Net asset value, end of period	$10.61	$9.82	$10.19	$12.12	$10.26	$10.42
Total Return C,D	11.12%	5.45%	(10.47)%	22.25%	2.79%	7.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64% G	.64%	.66%	.64%	.65%	.65%
Expenses net of fee waivers, if any	.62 % G	.63%	.66%	.64%	.65%	.65%
Expenses net of all reductions	.62% G	.63%	.66%	.64%	.65%	.65%
Net investment income (loss)	5.62% G	5.46%	4.23%	3.42%	4.26%	5.06%
Supplemental Data
Net assets, end of period (in millions)	$452	$361	$337	$363	$159	$137
Portfolio turnover rate H	33 % G	29%	29%	27%	48%	53%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2024 was 11.51%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor High Income Advantage Fund	$9

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$130,530
Gross unrealized depreciation	(101,893)
Net unrealized appreciation (depreciation)	$28,637
Tax cost	$2,142,582

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,202)
Long-term	(35,131)
Total capital loss carryforward	$(37,333)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor High Income Advantage Fund	Fidelity Private Credit Company LLC	9,632

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor High Income Advantage Fund	469,660	309,204
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.73
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.70
Class C	.73
Class I	.71
Class Z	.61

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	630	29
Class M	- %	.25%	299	2
Class C	.75%	.25%	294	58
			1,223	89

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	28
Class M	4
Class CA	_-B
32

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount is less than five-hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1485%
Class M	.1430%
Class C	.1686%
Class I	.1477%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	245.15
Class M	113.14
Class C	32.17
Class I	394.15
Class Z	68.05
	852

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor High Income Advantage Fund	.0331

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor High Income Advantage Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor High Income Advantage Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor High Income Advantage Fund	11,731	1,813	22
7.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor High Income Advantage Fund	2
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor High Income Advantage Fund	-A	-	-
A Amount is less than five-hundred dollars.
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until February 28, 2025. During the period, this waiver reduced the Fund's management fee by $147.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class C	1.75%	2

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $48.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor High Income Advantage Fund
Distributions to shareholders
Class A	$13,262	$39,255
Class M	6,304	19,798
Class C	1,325	4,315
Class I	22,987	63,485
Class Z	11,951	31,084
Total	$55,829	$157,937
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor High Income Advantage Fund
Class A
Shares sold	5,076	8,033	$57,262	$86,668
Reinvestment of distributions	1,082	3,371	12,231	36,314
Shares redeemed	(4,864)	(9,551)	(54,753)	(103,071)
Net increase (decrease)	1,294	1,853	$14,740	$19,911
Class M
Shares sold	1,386	1,730	$15,655	$18,846
Reinvestment of distributions	517	1,723	5,875	18,671
Shares redeemed	(2,109)	(4,083)	(23,967)	(44,308)
Net increase (decrease)	(206)	(630)	$(2,437)	$(6,791)
Class C
Shares sold	791	1,180	$8,923	$12,722
Reinvestment of distributions	113	383	1,270	4,121
Shares redeemed	(797)	(1,573)	(8,987)	(16,924)
Net increase (decrease)	107	(10)	$1,206	$(81)
Class I
Shares sold	20,330	32,016	$213,678	$322,869
Reinvestment of distributions	1,938	5,641	20,431	56,655
Shares redeemed	(13,242)	(30,068)	(138,153)	(302,382)
Net increase (decrease)	9,026	7,589	$95,956	$77,142
Class Z
Shares sold	11,252	11,358	$117,692	$114,612
Reinvestment of distributions	951	2,620	10,029	26,318
Shares redeemed	(6,337)	(10,255)	(66,494)	(103,222)
Net increase (decrease)	5,866	3,723	$61,227	$37,708
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® High Income Advantage Fund
Class A	.97%
Actual		$ 1,000	$ 1,108.30	$ 5.08
Hypothetical-B		$ 1,000	$ 1,020.04	$ 4.87
Class M	.97%
Actual		$ 1,000	$ 1,108.90	$ 5.09
Hypothetical-B		$ 1,000	$ 1,020.04	$ 4.87
Class C	1.73%
Actual		$ 1,000	$ 1,105.40	$ 9.06
Hypothetical-B		$ 1,000	$ 1,016.26	$ 8.67
Class I	.72%
Actual		$ 1,000	$ 1,110.70	$ 3.78
Hypothetical-B		$ 1,000	$ 1,021.28	$ 3.62
Class Z	.62%
Actual		$ 1,000	$ 1,111.20	$ 3.25
Hypothetical-B		$ 1,000	$ 1,021.78	$ 3.12

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor High Income Advantage Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.703458.126
HY-SANN-0624
Fidelity Advisor® Value Fund

Semi-Annual Report
April 30, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Constellation Energy Corp.	1.6
Antero Resources Corp.	1.1
PG&E Corp.	1.1
Global Payments, Inc.	1.0
Flex Ltd.	1.0
Constellium NV	1.0
The AES Corp.	0.9
WestRock Co.	0.9
Expro Group Holdings NV	0.9
Cenovus Energy, Inc. (Canada)	0.9
10.4

Market Sectors (% of Fund's net assets)

Financials	19.0
Industrials	18.7
Consumer Discretionary	11.9
Materials	11.5
Energy	10.7
Utilities	8.5
Health Care	6.6
Real Estate	4.6
Communication Services	3.3
Consumer Staples	3.2
Information Technology	3.1

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.1)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 101.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	33,840	1,118,571
Entertainment - 0.2%
Ubisoft Entertainment SA (b)	31,870	754,039
Interactive Media & Services - 0.4%
Zoominfo Technologies, Inc. (b)	97,130	1,540,482
Media - 2.4%
Grupo Televisa SA de CV (CPO) sponsored ADR	427,330	1,247,804
Interpublic Group of Companies, Inc.	75,370	2,294,263
Nexstar Media Group, Inc. Class A	9,463	1,514,648
Thryv Holdings, Inc. (b)	85,941	1,977,502
WPP PLC	145,170	1,455,063
		8,489,280
TOTAL COMMUNICATION SERVICES		11,902,372
CONSUMER DISCRETIONARY - 11.9%
Automobile Components - 1.2%
Aptiv PLC (b)	35,920	2,550,320
Autoliv, Inc.	14,831	1,776,605
Cie Automotive SA	2,227	59,179
		4,386,104
Automobiles - 0.6%
Harley-Davidson, Inc.	62,552	2,151,163
Broadline Retail - 0.4%
Kohl's Corp.	54,167	1,296,758
Distributors - 0.3%
LKQ Corp.	24,650	1,063,155
Diversified Consumer Services - 0.2%
H&R Block, Inc.	18,347	866,529
Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc. (b)	40,718	2,182,485
Everi Holdings, Inc. (b)	77,170	630,479
Hilton Grand Vacations, Inc. (b)	33,521	1,395,814
Marriott Vacations Worldwide Corp.	9,520	914,967
Red Rock Resorts, Inc.	9,433	501,081
		5,624,826
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	13,117	1,512,652
Newell Brands, Inc.	129,740	1,030,136
Tempur Sealy International, Inc.	40,818	2,043,349
		4,586,137
Leisure Products - 1.3%
BRP, Inc.	27,078	1,821,788
Brunswick Corp.	14,130	1,139,443
Topgolf Callaway Brands Corp. (b)	110,491	1,770,066
		4,731,297
Specialty Retail - 2.9%
Academy Sports & Outdoors, Inc.	17,489	1,019,609
Camping World Holdings, Inc. (c)	62,037	1,257,490
Gap, Inc.	14,790	303,491
Lithia Motors, Inc. Class A (sub. vtg.)	8,148	2,072,688
Sally Beauty Holdings, Inc. (b)	102,805	1,115,434
Signet Jewelers Ltd. (c)	19,813	1,942,268
Upbound Group, Inc.	60,031	1,861,561
Victoria's Secret & Co. (b)	61,897	1,090,625
		10,663,166
Textiles, Apparel & Luxury Goods - 2.1%
Dr. Martens Ltd. (c)	575,480	546,509
Gildan Activewear, Inc.	55,282	1,916,287
PVH Corp.	19,750	2,148,800
Samsonite International SA (a)	519,460	1,826,250
Tapestry, Inc.	26,700	1,065,864
		7,503,710
TOTAL CONSUMER DISCRETIONARY		42,872,845
CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Keurig Dr. Pepper, Inc.	31,240	1,052,788
Consumer Staples Distribution & Retail - 0.6%
U.S. Foods Holding Corp. (b)	42,183	2,119,696
Food Products - 1.6%
Archer Daniels Midland Co.	25,390	1,489,377
Bunge Global SA	21,966	2,235,260
Darling Ingredients, Inc. (b)	45,124	1,911,904
Lamb Weston Holdings, Inc.	1,230	102,508
		5,739,049
Personal Care Products - 0.4%
Kenvue, Inc.	81,890	1,541,170
Tobacco - 0.3%
Philip Morris International, Inc.	13,050	1,238,967
TOTAL CONSUMER STAPLES		11,691,670
ENERGY - 10.7%
Energy Equipment & Services - 3.9%
Baker Hughes Co. Class A	66,690	2,175,428
Expro Group Holdings NV (b)	170,952	3,207,060
John Wood Group PLC (b)	142,281	263,836
Liberty Oilfield Services, Inc. Class A	26,164	575,608
Secure Energy Services, Inc.	124,640	1,055,680
Tenaris SA	68,470	1,145,391
Tidewater, Inc. (b)	19,870	1,825,060
Valaris Ltd. (b)	33,496	2,179,250
Vallourec SA (b)	92,258	1,601,415
		14,028,728
Oil, Gas & Consumable Fuels - 6.8%
Antero Resources Corp. (b)	114,008	3,877,412
Canadian Natural Resources Ltd.	23,878	1,809,431
Cenovus Energy, Inc. (Canada)	153,560	3,154,525
Delek U.S. Holdings, Inc.	37,219	1,017,195
Diamondback Energy, Inc.	6,971	1,402,077
Energy Transfer LP	93,808	1,475,600
Imperial Oil Ltd.	27,548	1,894,031
Imperial Oil Ltd. (U.S.)	5,500	379,225
Kosmos Energy Ltd. (b)	158,030	896,030
MEG Energy Corp. (b)	34,500	784,655
Phillips 66 Co.	17,260	2,471,805
Range Resources Corp.	24,200	869,022
Targa Resources Corp.	23,489	2,679,155
Tourmaline Oil Corp.	34,947	1,707,939
		24,418,102
TOTAL ENERGY		38,446,830
FINANCIALS - 19.0%
Banks - 3.6%
Axos Financial, Inc. (b)	15,451	781,975
Barclays PLC	164,120	413,795
East West Bancorp, Inc.	24,799	1,847,278
First Citizens Bancshares, Inc.	1,400	2,361,464
First Citizens Bancshares, Inc. Class B	210	318,150
KeyCorp	137,180	1,987,738
M&T Bank Corp.	2,820	407,180
Popular, Inc.	21,540	1,830,685
U.S. Bancorp	46,070	1,871,824
Webster Financial Corp.	28,150	1,233,815
		13,053,904
Capital Markets - 3.5%
Ameriprise Financial, Inc.	4,331	1,783,462
BGC Group, Inc. Class A	218,480	1,710,698
Carlyle Group LP	43,762	1,960,538
LPL Financial	7,695	2,070,955
Onex Corp. (sub. vtg.)	10,240	726,503
Petershill Partners PLC (a)	316,294	824,044
Raymond James Financial, Inc.	16,094	1,963,468
UBS Group AG	59,510	1,571,181
		12,610,849
Consumer Finance - 2.3%
Ally Financial, Inc.	51,580	1,978,093
Navient Corp.	53,270	800,115
OneMain Holdings, Inc.	41,337	2,154,071
PROG Holdings, Inc.	46,340	1,540,342
SLM Corp.	88,821	1,882,117
		8,354,738
Financial Services - 4.5%
Apollo Global Management, Inc.	28,597	3,099,343
Corebridge Financial, Inc. (c)	53,059	1,409,247
ECN Capital Corp.	355,072	453,947
Essent Group Ltd.	38,033	2,014,608
Global Payments, Inc.	29,613	3,635,588
NCR Atleos Corp.	86,484	1,723,626
Voya Financial, Inc.	25,780	1,757,165
WEX, Inc. (b)	8,890	1,878,101
		15,971,625
Insurance - 5.1%
AMBAC Financial Group, Inc. (b)	76,401	1,103,994
American Financial Group, Inc.	18,613	2,377,811
Assurant, Inc.	8,600	1,499,840
First American Financial Corp.	37,149	1,990,072
Globe Life, Inc.	16,674	1,270,059
Hartford Financial Services Group, Inc.	26,270	2,545,300
Primerica, Inc.	5,020	1,063,537
Prudential PLC	72,810	633,254
Reinsurance Group of America, Inc.	11,606	2,170,206
Stewart Information Services Corp.	14,162	878,186
The Travelers Companies, Inc.	10,335	2,192,674
Unum Group	11,880	602,316
		18,327,249
TOTAL FINANCIALS		68,318,365
HEALTH CARE - 6.6%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	504	72,551
Biogen, Inc. (b)	2,266	486,782
BioMarin Pharmaceutical, Inc. (b)	2,109	170,323
Exact Sciences Corp. (b)	2,383	141,431
Galapagos NV (b)	27,518	778,337
United Therapeutics Corp. (b)	612	143,410
		1,792,834
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	20,377	822,619
Dentsply Sirona, Inc.	3,283	98,523
Globus Medical, Inc. (b)	1,547	77,025
Hologic, Inc. (b)	4,369	331,039
QuidelOrtho Corp. (b)	19,459	789,062
STERIS PLC	1,193	244,040
Teleflex, Inc.	676	141,115
The Cooper Companies, Inc.	4,320	384,739
Zimmer Biomet Holdings, Inc.	3,294	396,202
		3,284,364
Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc. (b)	2,913	215,387
AdaptHealth Corp. (b)	104,862	1,032,891
BrightSpring Health Services, Inc.	66,370	709,495
Cencora, Inc.	2,362	564,636
Centene Corp. (b)	27,561	2,013,607
Chemed Corp.	295	167,560
Cigna Group	5,889	2,102,609
CVS Health Corp.	24,085	1,630,795
Encompass Health Corp.	2,572	214,453
Henry Schein, Inc. (b)	2,105	145,834
Humana, Inc.	3,640	1,099,608
Molina Healthcare, Inc. (b)	1,176	402,310
PACS Group, Inc.	31,200	779,064
Quest Diagnostics, Inc.	3,181	439,551
R1 RCM, Inc. (b)	2,058	25,293
Tenet Healthcare Corp. (b)	1,381	155,072
		11,698,165
Health Care Technology - 0.0%
Doximity, Inc. (b)	876	21,278
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	2,455	336,433
Avantor, Inc. (b)	9,607	232,778
Bio-Rad Laboratories, Inc. Class A (b)	486	131,099
Charles River Laboratories International, Inc. (b)	1,233	282,357
Fortrea Holdings, Inc.	33,233	1,215,995
ICON PLC (b)	1,666	496,268
Illumina, Inc. (b)	1,267	155,904
Revvity, Inc.	877	89,866
West Pharmaceutical Services, Inc.	209	74,713
		3,015,413
Pharmaceuticals - 1.2%
Bausch Health Cos., Inc. (United States) (b)	3,413	29,898
Catalent, Inc. (b)	1,946	108,684
Elanco Animal Health, Inc. (b)	6,792	89,383
Jazz Pharmaceuticals PLC (b)	10,935	1,211,051
Organon & Co.	2,283	42,487
Perrigo Co. PLC	2,674	87,333
Royalty Pharma PLC	12,510	346,527
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	99,340	1,395,727
Viatris, Inc.	71,161	823,333
		4,134,423
TOTAL HEALTH CARE		23,946,477
INDUSTRIALS - 18.7%
Air Freight & Logistics - 0.6%
DHL Group	10,880	455,545
FedEx Corp.	7,082	1,853,926
		2,309,471
Building Products - 2.4%
AZZ, Inc.	15,440	1,105,967
Builders FirstSource, Inc. (b)	10,858	1,985,060
Johnson Controls International PLC	31,340	2,039,294
Tecnoglass, Inc.	34,880	1,937,584
UFP Industries, Inc.	13,442	1,514,913
		8,582,818
Commercial Services & Supplies - 2.0%
Driven Brands Holdings, Inc. (b)	101,200	1,450,196
HNI Corp.	15,258	640,073
The Brink's Co.	22,738	1,988,665
The GEO Group, Inc. (b)	78,120	1,160,863
Vestis Corp.	108,500	1,998,570
		7,238,367
Construction & Engineering - 1.6%
Fluor Corp. (b)	40,870	1,648,287
Granite Construction, Inc.	10,942	607,281
MDU Resources Group, Inc.	78,028	1,927,292
Willscot Mobile Mini Holdings (b)	47,971	1,773,008
		5,955,868
Electrical Equipment - 1.4%
Acuity Brands, Inc.	6,735	1,672,301
GrafTech International Ltd.	178,065	306,272
Regal Rexnord Corp.	13,629	2,199,312
Siemens Energy AG (b)	36,880	759,616
		4,937,501
Ground Transportation - 2.3%
ArcBest Corp.	11,720	1,299,865
Ryder System, Inc.	14,563	1,774,502
TFI International, Inc. (Canada)	10,929	1,423,275
U-Haul Holding Co. (non-vtg.)	29,829	1,829,114
XPO, Inc. (b)	17,404	1,870,234
		8,196,990
Machinery - 4.3%
Allison Transmission Holdings, Inc.	28,616	2,104,707
Atmus Filtration Technologies, Inc.	59,210	1,793,471
Barnes Group, Inc.	47,550	1,650,936
Chart Industries, Inc. (b)(c)	10,700	1,541,442
CNH Industrial NV	128,040	1,459,656
Gates Industrial Corp. PLC (b)	104,770	1,846,047
Oshkosh Corp.	13,770	1,545,958
Terex Corp.	19,558	1,096,226
Timken Co.	26,541	2,367,988
		15,406,431
Professional Services - 2.0%
Clarivate PLC (b)(c)	188,650	1,275,274
Concentrix Corp.	26,056	1,424,482
First Advantage Corp. (c)	55,390	902,857
Genpact Ltd.	27,700	851,498
ManpowerGroup, Inc.	17,059	1,287,102
WNS Holdings Ltd.	32,060	1,343,635
		7,084,848
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (b)	10,084	993,577
GMS, Inc. (b)	18,510	1,712,545
Herc Holdings, Inc.	13,388	1,914,886
Rush Enterprises, Inc. Class A	8,570	376,394
WESCO International, Inc.	16,881	2,578,573
		7,575,975
TOTAL INDUSTRIALS		67,288,269
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.8%
Ciena Corp. (b)	24,310	1,123,851
Lumentum Holdings, Inc. (b)	44,104	1,929,991
		3,053,842
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd. (b)	121,018	3,467,166
IT Services - 0.3%
GoDaddy, Inc. (b)	7,770	950,893
Semiconductors & Semiconductor Equipment - 0.6%
First Solar, Inc. (b)	7,950	1,401,585
ON Semiconductor Corp. (b)	9,650	677,044
		2,078,629
Software - 0.4%
NCR Voyix Corp. (b)	127,779	1,565,293
TOTAL INFORMATION TECHNOLOGY		11,115,823
MATERIALS - 11.5%
Chemicals - 5.3%
Axalta Coating Systems Ltd. (b)	33,889	1,065,470
Cabot Corp.	17,662	1,611,304
Celanese Corp. Class A	6,323	971,276
Corteva, Inc.	30,858	1,670,344
Methanex Corp.	40,887	1,958,896
OCI NV	58,250	1,572,759
Olin Corp.	35,036	1,831,682
Syensqo SA	12,850	1,195,682
The Chemours Co. LLC	94,409	2,525,441
Tronox Holdings PLC	100,307	1,704,216
Westlake Corp.	19,991	2,945,874
		19,052,944
Construction Materials - 1.1%
Eagle Materials, Inc.	5,589	1,401,218
GCC S.A.B. de CV	122,108	1,389,818
Martin Marietta Materials, Inc.	2,043	1,199,384
		3,990,420
Containers & Packaging - 1.9%
Berry Global Group, Inc.	9,410	532,982
Graphic Packaging Holding Co.	56,340	1,456,389
International Paper Co.	14,700	513,618
O-I Glass, Inc. (b)	69,888	1,045,524
WestRock Co.	69,990	3,356,720
		6,905,233
Metals & Mining - 2.1%
ATI, Inc. (b)	23,690	1,414,293
Compass Minerals International, Inc.	40,050	498,623
Constellium NV (b)	173,483	3,415,880
First Quantum Minerals Ltd.	59,642	757,304
Perseus Mining Ltd. (Australia)	67,760	99,114
Radius Recycling, Inc. Class A	26,134	455,254
Steel Dynamics, Inc.	8,423	1,096,001
		7,736,469
Paper & Forest Products - 1.1%
Interfor Corp. (b)	131,530	1,669,145
Louisiana-Pacific Corp.	30,293	2,217,145
		3,886,290
TOTAL MATERIALS		41,571,356
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Camden Property Trust (SBI)	20,940	2,087,299
Extra Space Storage, Inc.	10,950	1,470,366
Lamar Advertising Co. Class A	10,254	1,187,926
Outfront Media, Inc.	114,800	1,820,728
Prologis, Inc.	16,488	1,682,600
Sun Communities, Inc.	7,510	836,013
Ventas, Inc.	62,377	2,762,054
Welltower, Inc.	28,691	2,733,678
		14,580,664
Real Estate Management & Development - 0.6%
Compass, Inc. (b)	440,500	1,387,575
Newmark Group, Inc.	69,940	669,326
		2,056,901
TOTAL REAL ESTATE		16,637,565
UTILITIES - 8.5%
Electric Utilities - 5.5%
Constellation Energy Corp.	30,942	5,753,352
Edison International	35,071	2,492,145
Entergy Corp.	17,390	1,854,991
FirstEnergy Corp.	69,420	2,661,563
NextEra Energy, Inc.	24,950	1,670,902
NRG Energy, Inc.	8,350	606,795
PG&E Corp.	221,555	3,790,806
SSE PLC	41,580	864,298
		19,694,852
Gas Utilities - 0.8%
Southwest Gas Holdings, Inc.	16,760	1,250,631
UGI Corp.	63,530	1,623,827
		2,874,458
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	188,155	3,367,975
Vistra Corp.	22,940	1,739,770
		5,107,745
Multi-Utilities - 0.8%
Algonquin Power & Utilities Corp.	203,590	1,243,738
Sempra	25,182	1,803,787
		3,047,525
TOTAL UTILITIES		30,724,580
TOTAL COMMON STOCKS (Cost $297,177,516)		364,516,152

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.32% 6/20/24 to 7/18/24 (e) (Cost $49,555)	50,000	49,553

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	496,767	496,866
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	7,360,481	7,361,217
TOTAL MONEY MARKET FUNDS (Cost $7,858,069)		7,858,083

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $305,085,140)	372,423,788
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(11,917,679)
NET ASSETS - 100.0%	360,506,109

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,768,865 or 1.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,553.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,866,479	68,118,038	71,487,705	96,329	54	-	496,866	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,140,186	50,853,719	50,632,688	77,742	-	-	7,361,217	0.0%
Total	11,006,665	118,971,757	122,120,393	174,071	54	-	7,858,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,902,372	9,328,738	2,573,634	-
Consumer Discretionary	42,872,845	41,046,595	1,826,250	-
Consumer Staples	11,691,670	11,691,670	-	-
Energy	38,446,830	38,446,830	-	-
Financials	68,318,365	67,271,316	1,047,049	-
Health Care	23,946,477	23,168,140	778,337	-
Industrials	67,288,269	66,832,724	455,545	-
Information Technology	11,115,823	11,115,823	-	-
Materials	41,571,356	41,472,242	99,114	-
Real Estate	16,637,565	16,637,565	-	-
Utilities	30,724,580	29,860,282	864,298	-

U.S. Government and Government Agency Obligations	49,553	-	49,553	-

Money Market Funds	7,858,083	7,858,083	-	-
Total Investments in Securities:	372,423,788	364,730,008	7,693,780	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,944,023) - See accompanying schedule:
Unaffiliated issuers (cost $297,227,071)	$364,565,705
Fidelity Central Funds (cost $7,858,069)	7,858,083

Total Investment in Securities (cost $305,085,140)		$372,423,788
Foreign currency held at value (cost $634)		634
Receivable for investments sold		2,974,383
Receivable for fund shares sold		262,226
Dividends receivable		362,637
Distributions receivable from Fidelity Central Funds		10,573
Prepaid expenses		117
Receivable from investment adviser for expense reductions		7,985
Total assets		376,042,343
Liabilities
Payable to custodian bank	$154,262
Payable for investments purchased	3,262,107
Payable for fund shares redeemed	4,398,892
Accrued management fee	267,989
Distribution and service plan fees payable	43,814
Payable for daily variation margin on futures contracts	1,412
Other payables and accrued expenses	46,887
Collateral on securities loaned	7,360,871
Total liabilities		15,536,234
Net Assets		$360,506,109
Net Assets consist of:
Paid in capital		$282,211,019
Total accumulated earnings (loss)		78,295,090
Net Assets		$360,506,109

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($100,955,097 ÷ 2,776,858 shares)(a)		$36.36
Maximum offering price per share (100/94.25 of $36.36)		$38.58
Class M :
Net Asset Value and redemption price per share ($25,696,478 ÷ 714,910 shares)(a)		$35.94
Maximum offering price per share (100/96.50 of $35.94)		$37.24
Class C :
Net Asset Value and offering price per share ($13,126,131 ÷ 386,762 shares)(a)		$33.94
Class I :
Net Asset Value, offering price and redemption price per share ($154,688,586 ÷ 4,206,316 shares)		$36.78
Class Z :
Net Asset Value, offering price and redemption price per share ($66,039,817 ÷ 1,795,674 shares)		$36.78
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$3,274,548
Interest		7,351
Income from Fidelity Central Funds (including $77,742 from security lending)		174,071
Total income		3,455,970
Expenses
Management fee
Basic fee	$1,029,361
Performance adjustment	332,269
Transfer agent fees	176,454
Distribution and service plan fees	251,567
Accounting fees	41,256
Custodian fees and expenses	32,419
Independent trustees' fees and expenses	873
Registration fees	61,143
Audit	27,980
Legal	2,429
Miscellaneous	674
Total expenses before reductions	1,956,425
Expense reductions	(151,983)
Total expenses after reductions		1,804,442
Net Investment income (loss)		1,651,528
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	22,099,823
Fidelity Central Funds	54
Foreign currency transactions	887
Futures contracts	515,054
Total net realized gain (loss)		22,615,818
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	46,638,974
Assets and liabilities in foreign currencies	190
Futures contracts	105,715
Total change in net unrealized appreciation (depreciation)		46,744,879
Net gain (loss)		69,360,697
Net increase (decrease) in net assets resulting from operations		$71,012,225
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,651,528	$3,248,138
Net realized gain (loss)	22,615,818	(7,449,973)
Change in net unrealized appreciation (depreciation)	46,744,879	8,643,122
Net increase (decrease) in net assets resulting from operations	71,012,225	4,441,287
Distributions to shareholders	(3,454,881)	(2,171,133)

Share transactions - net increase (decrease)	(12,143,015)	(94,886,937)
Total increase (decrease) in net assets	55,414,329	(92,616,783)

Net Assets
Beginning of period	305,091,780	397,708,563
End of period	$360,506,109	$305,091,780

Financial Highlights
Fidelity Advisor® Value Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$29.81	$29.71	$33.55	$20.40	$22.44	$23.40
Income from Investment Operations
Net investment income (loss) A,B	.14	.23	.24	.11	.14	.19
Net realized and unrealized gain (loss)	6.70	(.01) C	(2.61)	13.15	(1.46)	1.57
Total from investment operations	6.84	.22	(2.37)	13.26	(1.32)	1.76
Distributions from net investment income	(.29)	(.12)	(.24)	(.11)	(.17) D	(.10) D
Distributions from net realized gain	-	-	(1.24)	-	(.55) D	(2.62) D
Total distributions	(.29)	(.12)	(1.47) E	(.11)	(.72)	(2.72)
Net asset value, end of period	$36.36	$29.81	$29.71	$33.55	$20.40	$22.44
Total Return F,G,H	23.03%	.73%	(7.25)%	65.21%	(6.24)%	9.00%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.24% K	1.22%	1.15%	1.21%	1.17%	1.10%
Expenses net of fee waivers, if any	1.14 % K	1.15%	1.15%	1.20%	1.16%	1.10%
Expenses net of all reductions	1.14% K	1.15%	1.15%	1.20%	1.14%	1.10%
Net investment income (loss)	.78% K	.74%	.76%	.35%	.71%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$100,955	$86,044	$108,439	$100,604	$36,269	$47,465
Portfolio turnover rate L	78 % K	75%	67%	64%	91%	77%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$29.45	$29.34	$33.13	$20.15	$22.19	$23.15
Income from Investment Operations
Net investment income (loss) A,B	.09	.15	.16	.03	.09	.12
Net realized and unrealized gain (loss)	6.62	- C	(2.57)	13.01	(1.47)	1.57
Total from investment operations	6.71	.15	(2.41)	13.04	(1.38)	1.69
Distributions from net investment income	(.22)	(.04)	(.15)	(.06)	(.11) D	(.03) D
Distributions from net realized gain	-	-	(1.24)	-	(.55) D	(2.62) D
Total distributions	(.22)	(.04)	(1.38) E	(.06)	(.66)	(2.65)
Net asset value, end of period	$35.94	$29.45	$29.34	$33.13	$20.15	$22.19
Total Return F,G,H	22.84%	.49%	(7.46)%	64.81%	(6.55)%	8.74%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.48% K	1.46%	1.40%	1.47%	1.45%	1.39%
Expenses net of fee waivers, if any	1.39 % K	1.40%	1.40%	1.45%	1.43%	1.38%
Expenses net of all reductions	1.39% K	1.39%	1.40%	1.45%	1.42%	1.38%
Net investment income (loss)	.53% K	.49%	.51%	.10%	.43%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$25,696	$21,708	$22,540	$23,323	$12,736	$15,006
Portfolio turnover rate L	78 % K	75%	67%	64%	91%	77%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$27.73	$27.73	$31.45	$19.18	$21.15	$22.16
Income from Investment Operations
Net investment income (loss) A,B	.01	- C	- C	(.12)	(.02)	.01
Net realized and unrealized gain (loss)	6.24	- C	(2.43)	12.39	(1.40)	1.49
Total from investment operations	6.25	- C	(2.43)	12.27	(1.42)	1.50
Distributions from net investment income	(.04)	-	(.08)	-	-	-
Distributions from net realized gain	-	-	(1.21)	-	(.55)	(2.51)
Total distributions	(.04)	-	(1.29)	-	(.55)	(2.51)
Net asset value, end of period	$33.94	$27.73	$27.73	$31.45	$19.18	$21.15
Total Return D,E,F	22.55%	-%	(7.94)%	63.97%	(7.02)%	8.13%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.00% I	2.00%	1.93%	2.01%	1.98%	1.92%
Expenses net of fee waivers, if any	1.89 % I	1.90%	1.90%	1.96%	1.97%	1.92%
Expenses net of all reductions	1.89% I	1.90%	1.90%	1.96%	1.95%	1.91%
Net investment income (loss)	.03% I	(.01)%	-% J	(.41)%	(.11)%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$13,126	$11,802	$14,661	$15,726	$6,331	$8,777
Portfolio turnover rate K	78 % I	75%	67%	64%	91%	77%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount represents less than .005%.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.19	$30.09	$33.96	$20.64	$22.70	$23.66
Income from Investment Operations
Net investment income (loss) A,B	.18	.31	.32	.20	.21	.26
Net realized and unrealized gain (loss)	6.79	(.02) C	(2.63)	13.30	(1.48)	1.59
Total from investment operations	6.97	.29	(2.31)	13.50	(1.27)	1.85
Distributions from net investment income	(.38)	(.19)	(.33)	(.18)	(.25) D	(.19) D
Distributions from net realized gain	-	-	(1.24)	-	(.55) D	(2.62) D
Total distributions	(.38)	(.19)	(1.56) E	(.18)	(.79) E	(2.81)
Net asset value, end of period	$36.78	$30.19	$30.09	$33.96	$20.64	$22.70
Total Return F,G	23.20%	.97%	(6.99)%	65.68%	(5.95)%	9.34%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.96% J	.94%	.88%	.92%	.87%	.79%
Expenses net of fee waivers, if any	.89 % J	.90%	.88%	.92%	.85%	.79%
Expenses net of all reductions	.89% J	.90%	.88%	.92%	.84%	.79%
Net investment income (loss)	1.03% J	.99%	1.02%	.63%	1.01%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$154,689	$134,095	$170,764	$104,393	$8,861	$11,097
Portfolio turnover rate K	78 % J	75%	67%	64%	91%	77%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Value Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.21	$30.10	$33.96	$20.63	$22.69	$23.67
Income from Investment Operations
Net investment income (loss) A,B	.21	.36	.36	.25	.23	.28
Net realized and unrealized gain (loss)	6.78	(.01) C	(2.62)	13.28	(1.47)	1.58
Total from investment operations	6.99	.35	(2.26)	13.53	(1.24)	1.86
Distributions from net investment income	(.42)	(.24)	(.36)	(.20)	(.27) D	(.22) D
Distributions from net realized gain	-	-	(1.24)	-	(.55) D	(2.62) D
Total distributions	(.42)	(.24)	(1.60)	(.20)	(.82)	(2.84)
Net asset value, end of period	$36.78	$30.21	$30.10	$33.96	$20.63	$22.69
Total Return E,F	23.27%	1.14%	(6.86)%	65.88%	(5.84)%	9.45%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.84% I	.82%	.76%	.77%	.75%	.69%
Expenses net of fee waivers, if any	.74 % I	.75%	.75%	.77%	.74%	.68%
Expenses net of all reductions	.74% I	.75%	.75%	.77%	.72%	.68%
Net investment income (loss)	1.18% I	1.14%	1.16%	.78%	1.13%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$66,040	$51,443	$81,306	$45,835	$1,712	$2,772
Portfolio turnover rate J	78 % I	75%	67%	64%	91%	77%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$81,727,019
Gross unrealized depreciation	(16,194,518)
Net unrealized appreciation (depreciation)	$65,532,501
Tax cost	$306,891,287

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(10,226,721)
Total capital loss carryforward	$(10,226,721)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Fund	136,562,021	142,284,979
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.71
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Value Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .19%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	123,332	2,706
Class M	.25%	.25%	62,244	281
Class C	.75%	.25%	65,991	9,874
			251,567	12,861
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	15,760
Class M	935
Class CA	117
16,812

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1895
Class M	.1801
Class C	.2000
Class I	.1646

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net Assets
Class A	60,284.19
Class M	14,438.18
Class C	8,805.20
Class I	84,527.16
Class Z	8,400.04
	176,454

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Value Fund	.0354

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Value Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Fund	3,862

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Value Fund	5,026,254	10,910,894	852,904
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Value Fund	322
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Fund	8,416	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.15%	43,267
Class M	1.40%	9,743
Class C	1.90%	6,730
Class I	.90%	48,397
Class Z	.75%	27,816
		135,953
During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	25

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,005.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Value Fund
Distributions to shareholders
Class A	$808,936	$432,389
Class M	153,984	26,680
Class C	16,469	-
Class I	1,762,612	1,087,478
Class Z	712,880	624,586
Total	$3,454,881	$2,171,133
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Value Fund
Class A
Shares sold	175,148	645,294	$6,173,614	$20,203,230
Reinvestment of distributions	24,101	14,231	794,616	427,939
Shares redeemed	(308,687)	(1,423,001)	(10,737,273)	(43,844,893)
Net increase (decrease)	(109,438)	(763,476)	$(3,769,043)	$(23,213,724)
Class M
Shares sold	31,385	72,556	$1,087,213	$2,224,101
Reinvestment of distributions	4,679	888	152,627	26,425
Shares redeemed	(58,307)	(104,459)	(1,979,099)	(3,211,772)
Net increase (decrease)	(22,243)	(31,015)	$(739,259)	$(961,246)
Class C
Shares sold	31,194	156,850	$1,014,196	$4,543,881
Reinvestment of distributions	532	-	16,405	-
Shares redeemed	(70,581)	(259,838)	(2,274,960)	(7,440,188)
Net increase (decrease)	(38,855)	(102,988)	$(1,244,359)	$(2,896,307)
Class I
Shares sold	1,063,685	2,295,758	$36,658,287	$72,434,977
Reinvestment of distributions	52,545	35,458	1,750,267	1,077,559
Shares redeemed	(1,351,089)	(3,565,521)	(48,028,023)	(111,308,941)
Net increase (decrease)	(234,859)	(1,234,305)	$(9,619,469)	$(37,796,405)
Class Z
Shares sold	311,592	823,282	$11,050,459	$26,158,948
Reinvestment of distributions	19,285	17,943	641,991	544,763
Shares redeemed	(238,096)	(1,839,568)	(8,463,335)	(56,722,966)
Net increase (decrease)	92,781	(998,343)	$3,229,115	$(30,019,255)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® Value Fund
Class A	1.14%
Actual		$ 1,000	$ 1,230.30	$ 6.32
Hypothetical-B		$ 1,000	$ 1,019.19	$ 5.72
Class M	1.39%
Actual		$ 1,000	$ 1,228.40	$ 7.70
Hypothetical-B		$ 1,000	$ 1,017.95	$ 6.97
Class C	1.89%
Actual		$ 1,000	$ 1,225.50	$ 10.46
Hypothetical-B		$ 1,000	$ 1,015.47	$ 9.47
Class I	.89%
Actual		$ 1,000	$ 1,232.00	$ 4.94
Hypothetical-B		$ 1,000	$ 1,020.44	$ 4.47
Class Z	.74%
Actual		$ 1,000	$ 1,232.70	$ 4.11
Hypothetical-B		$ 1,000	$ 1,021.18	$ 3.72

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Value Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.800650.120
FAV-SANN-0624
Fidelity Advisor® Floating Rate High Income Fund

Semi-Annual Report
April 30, 2024
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary April 30, 2024 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Great Outdoors Group LLC	2.2
Asurion LLC	2.0
Caesars Entertainment, Inc.	1.3
Acrisure LLC	1.2
Fertitta Entertainment LLC NV	1.1
Polaris Newco LLC	1.0
UKG, Inc.	0.9
MH Sub I LLC	0.9
TransDigm, Inc.	0.8
Clydesdale Acquisition Holdings, Inc.	0.8
12.2

Market Sectors (% of Fund's net assets)

Technology	15.2
Services	11.1
Insurance	6.0
Healthcare	6.0
Gaming	4.9

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2024 (Unaudited)

Showing Percentage of Net Assets
Bank Loan Obligations - 87.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1802% 3/19/26 (b)(c)(d)	16,090	16,131
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5743% 12/31/27 (b)(c)(d)	3,916	3,913
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5657% 1/21/31 (b)(c)(d)	6,525	6,540
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8266% 3/26/31 (b)(c)(d)	13,390	13,432
TransDigm, Inc.:
Tranche I 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 8/24/28 (b)(c)(d)	38,727	38,914
Tranche J 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5594% 2/28/31 (b)(c)(d)	16,164	16,252
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 3/22/30 (b)(c)(d)	36,525	36,673
TOTAL AEROSPACE		131,855
Air Transportation - 1.2%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3362% 4/20/28 (b)(c)(d)	23,462	24,378
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.833% 3/21/31 (b)(c)(d)	11,450	11,522
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7749% 6/4/29 (b)(c)(d)	14,615	14,658
Echo Global Logistics, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9157% 11/23/28 (b)(c)(d)	13,179	12,989
CME Term SOFR 3 Month Index + 4.750% 10.1657% 11/23/28 (b)(c)(d)(e)	19,158	19,158
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4157% 11/23/29 (b)(c)(d)(e)	8,145	8,145
CME Term SOFR 3 Month Index + 8.000% 13.4157% 11/23/29 (b)(c)(d)(e)	4,100	4,100
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7325% 7/2/27 (b)(c)(d)	17,700	18,151
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 3/17/30 (b)(c)(d)	7,779	7,804
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0746% 10/20/27 (b)(c)(d)	9,869	10,166
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4519% 3/24/28 (b)(c)(d)(e)	12,186	9,505
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0757% 2/24/31 (b)(c)(d)	29,235	29,317
TOTAL AIR TRANSPORTATION		169,893
Automotive & Auto Parts - 1.4%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1657% 3/5/28 (b)(c)(d)	24,022	23,556
Belron Finance U.S. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.5777% 4/28/28 (b)(c)(d)	5,521	5,524
CME Term SOFR 1 Month Index + 2.250% 7.6769% 4/13/29 (b)(c)(d)	5,201	5,202
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3157% 5/6/30 (b)(c)(d)	26,414	26,480
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9301% 6/3/28 (b)(c)(d)	39,380	38,523
Driven Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 12/17/28 (b)(c)(d)	12,916	12,900
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3169% 4/16/31 (b)(c)(d)	15,402	15,426
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1932% 1/26/29 (b)(c)(d)	18,251	16,517
Realtruck Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9302% 1/29/28 (b)(c)(d)	15,949	15,807
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1682% 2/8/28 (b)(c)(d)	22,283	20,844
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0657% 1/20/31 (b)(c)(d)	23,965	24,092
TOTAL AUTOMOTIVE & AUTO PARTS		204,871
Banks & Thrifts - 1.0%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5657% 7/29/30 (b)(c)(d)	56,379	56,485
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3019% 12/31/30 (b)(c)(d)	59,491	59,646
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4785% 12/22/28 (b)(c)(d)	13,604	13,511
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1827% 12/1/28 (b)(c)(d)	6,432	6,429
TOTAL BANKS & THRIFTS		136,071
Broadcasting - 1.4%
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8157% 10/25/28 (b)(c)(d)	14,283	14,294
CME Term SOFR 1 Month Index + 2.500% 7.8157% 8/19/30 (b)(c)(d)	29,827	29,802
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4287% 8/24/26 (b)(c)(d)	3,813	3,632
2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6625% (b)(c)(d)(f)	71,092	1,653
term loan 10% 8/2/27 (d)	4,679	7,424
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4287% 12/1/28 (b)(c)(d)	44,409	43,965
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9302% 9/19/26 (b)(c)(d)	20,599	20,601
Sinclair Television Group, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 8.0911% 9/30/26 (b)(c)(d)	5,178	4,782
CME Term SOFR 1 Month Index + 3.000% 8.5911% 4/1/28 (b)(c)(d)	2,918	2,273
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1657% 4/21/29 (b)(c)(d)	13,657	10,434
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5594% 6/24/29 (b)(c)(d)	9,752	9,752
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6802% 1/31/29 (b)(c)(d)	38,730	38,601
CME Term SOFR 1 Month Index + 3.250% 8.6946% 3/24/26 (b)(c)(d)	8,579	8,576
TOTAL BROADCASTING		195,789
Building Materials - 2.8%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (b)(c)(d)	48,995	42,417
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9302% 1/3/29 (b)(c)(d)	26,624	26,693
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3302% 5/19/28 (b)(c)(d)	7,396	7,414
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6657% 10/22/28 (b)(c)(d)	7,541	7,528
CME Term SOFR 1 Month Index + 3.750% 9.0657% 11/3/28 (b)(c)(d)	10,855	10,871
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5683% 2/10/31 (b)(c)(d)	8,259	8,280
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (b)(c)(d)	101,395	100,562
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6226% 8/3/30 (b)(c)(d)	6,360	6,368
Miwd Holdco Ii LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 3/20/31 (c)(d)(g)	8,415	8,450
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.064% 5/14/28 (b)(c)(d)	11,256	11,247
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9019% 4/29/29 (b)(c)(d)	45,469	45,647
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8154% 4/2/29 (b)(c)(d)	10,317	10,342
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9.1657% 10/15/28 (b)(c)(d)	10,937	10,935
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9302% 6/4/28 (b)(c)(d)	40,457	40,742
CME Term SOFR 3 Month Index + 3.250% 8.6657% 6/2/28 (b)(c)(d)	11,295	11,365
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6799% 9/22/28 (b)(c)(d)	19,578	19,625
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 2/16/28 (b)(c)(d)	9,422	9,431
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0657% 10/19/27 (b)(c)(d)	11,643	11,678
TOTAL BUILDING MATERIALS		389,595
Cable/Satellite TV - 1.7%
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0519% 2/1/27 (b)(c)(d)	65,757	65,668
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3019% 12/9/30 (b)(c)(d)	8,698	8,573
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6855% 1/31/28 (b)(c)(d)	31,425	30,997
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4355% 10/15/29 (b)(c)(d)	2,855	2,840
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9355% 4/15/27 (b)(c)(d)	21,161	17,788
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.821% 1/18/28 (b)(c)(d)	47,655	45,911
Numericable LLC Tranche B 13LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5686% 8/14/26 (b)(c)(d)	11,940	10,003
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9355% 1/31/28 (b)(c)(d)	21,915	21,493
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6562% 3/6/31 (b)(c)(d)	37,605	36,905
TOTAL CABLE/SATELLITE TV		240,178
Capital Goods - 0.6%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4302% 7/22/29 (b)(c)(d)	8,031	8,046
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6734% 3/17/30 (b)(c)(d)	22,441	22,497
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 9/28/28 (b)(c)(d)	10,376	10,402
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7019% 1/24/29 (b)(c)(d)	23,191	23,206
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7909% 4/11/30 (b)(c)(d)	16,782	16,845
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.5715% 4/16/25 (b)(c)(d)(e)	5,126	4,889
TOTAL CAPITAL GOODS		85,885
Chemicals - 4.1%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 12/14/29 (b)(c)(d)	17,675	16,998
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9157% 9/30/28 (b)(c)(d)	38,359	38,311
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4157% 10/1/29 (b)(c)(d)	3,385	3,038
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0657% 11/24/27 (b)(c)(d)	10,379	10,093
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1657% 11/24/28 (b)(c)(d)	12,310	11,707
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4157% 11/24/27 (b)(c)(d)	18,932	18,356
Avient Corp. Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2934% 8/29/29 (b)(c)(d)	5,888	5,903
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4594% 5/27/29 (b)(c)(d)	19,393	19,454
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8157% 11/15/30 (b)(c)(d)	27,560	26,621
CPC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.321% 12/29/27 (b)(c)(d)	7,689	6,482
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5773% 11/1/30 (b)(c)(d)	17,680	17,757
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (b)(c)(d)	48,765	48,674
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2519% 5/27/28 (b)(c)(d)	27,682	27,219
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3344% 7/3/28 (b)(c)(d)	19,716	18,894
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (b)(c)(d)	55,130	54,105
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8532% 3/15/30 (b)(c)(d)	8,290	7,341
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1657% 3/1/30 (b)(c)(d)	7,780	7,756
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6657% 4/2/29 (b)(c)(d)	35,772	35,638
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2413% 12/1/26 (b)(c)(d)	16,216	15,162
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4191% 4/3/28 (b)(c)(d)	26,443	26,493
CME Term SOFR 1 Month Index + 4.000% 9.4234% 4/3/28 (b)(c)(d)	9,865	9,873
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5764% 11/9/28 (b)(c)(d)	26,154	26,236
CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (b)(c)(d)	30,049	30,091
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4418% 3/16/27 (b)(c)(d)	11,320	11,339
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8157% 8/18/28 (b)(c)(d)	47,669	47,580
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 1% 2/7/31 (b)(c)(d)	2,872	2,882
CME Term SOFR 1 Month Index + 4.000% 9.314% 2/21/31 (b)(c)(d)	13,118	13,163
U.S. Coatings Acquisition, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3295% 12/20/29 (b)(c)(d)	5,889	5,904
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (b)(c)(d)	17,316	17,316
TOTAL CHEMICALS		580,386
Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6734% 2/7/29 (b)(c)(d)	28,697	28,285
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 12/22/28 (b)(c)(d)	9,119	9,121
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.8185% 12/26/28 (b)(c)(d)	19,222	19,294
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3157% 12/25/28 (b)(c)(d)	39,927	40,024
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 12/13/29 (b)(c)(d)	13,385	13,391
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 1/22/31 (b)(c)(d)	14,247	14,247
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 11/8/27 (b)(c)(d)	26,503	26,573
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 5/17/28 (b)(c)(d)	13,735	13,622
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3295% 1/29/31 (b)(c)(d)	32,425	32,638
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4418% 1/6/28 (b)(c)(d)	1,519	1,518
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0594% 3/13/28 (b)(c)(d)	6,675	6,696
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3135% 12/22/26 (b)(c)(d)	18,647	18,663
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 9/24/28 (b)(c)(d)	32,620	32,681
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9576% 10/21/28 (b)(c)(d)	12,604	8,769
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 8/5/28 (b)(c)(d)	31,982	32,022
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3188% 8/1/30 (b)(c)(d)	30,366	30,594
Woof Holdings LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.321% 12/21/27 (b)(c)(d)	14,367	11,143
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.250% 12.6729% 12/21/28 (b)(c)(d)	2,135	843
TOTAL CONSUMER PRODUCTS		340,124
Containers - 1.7%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 3/3/28 (b)(c)(d)	37,018	36,565
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5866% 3/11/28 (b)(c)(d)	23,810	23,661
CME Term SOFR 3 Month Index + 3.750% 9.1971% 3/11/28 (b)(c)(d)	10,514	10,515
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1819% 7/1/29 (b)(c)(d)	24,425	24,483
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3157% 3/22/29 (b)(c)(d)	145	146
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8157% 12/1/27 (b)(c)(d)	24,247	24,331
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 8/4/27 (b)(c)(d)	18,142	18,175
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (b)(c)(d)	25,004	22,421
LC Ahab U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4/14/31 (c)(d)(g)	8,915	8,893
Pactiv Evergreen Group Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6802% 2/5/26 (b)(c)(d)	9,944	9,991
CME Term SOFR 1 Month Index + 3.250% 8.6802% 9/24/28 (b)(c)(d)	10,447	10,498
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0657% 8/3/26 (b)(c)(d)	17,100	17,140
CME Term SOFR 1 Month Index + 3.750% 9.1802% 8/1/26 (b)(c)(d)	1,950	1,951
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1657% 1/30/27 (b)(c)(d)	15,745	15,784
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 8/12/28 (b)(c)(d)	9,039	9,065
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 3/27/31 (c)(d)(g)	6,665	6,682
TOTAL CONTAINERS		240,301
Diversified Financial Services - 3.7%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9302% 2/4/28 (b)(c)(d)	14,443	14,477
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9157% 8/9/30 (b)(c)(d)	34,591	34,749
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8285% 10/31/28 (b)(c)(d)	8,906	8,937
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 1/27/27 (b)(c)(d)	6,479	6,485
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0657% 1/26/29 (b)(c)(d)	18,159	18,205
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8295% 12/19/30 (b)(c)(d)	26,158	25,450
DXP Enterprises, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2906% 10/6/30 (b)(c)(d)	8,099	8,130
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 7/12/28 (b)(c)(d)	5,720	5,727
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3295% 6/27/29 (b)(c)(d)	4,683	4,694
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5657% 2/3/31 (b)(c)(d)	14,130	14,165
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 6/24/28 (b)(c)(d)	13,840	13,819
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 6/30/28 (b)(c)(d)	27,046	27,035
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0738% 2/26/31 (b)(c)(d)	16,635	16,692
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3094% 1/31/31 (b)(c)(d)	84,290	84,448
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8432% 4/22/30 (b)(c)(d)	19,411	19,411
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.5868% 5/6/24 (b)(c)(d)(e)	2,940	2,499
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5861% 4/21/28 (b)(c)(d)	21,345	21,412
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/10/31 (c)(d)(g)	7,690	7,676
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9302% 1/26/28 (b)(c)(d)	16,283	16,292
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3154% 6/17/30 (b)(c)(d)	4,265	4,284
Needle Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 9.500% 14.83% 4/28/28 (b)(c)(d)	9,086	8,632
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6657% 11/1/29 (b)(c)(d)	14,420	14,325
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1657% 11/8/26 (b)(c)(d)	26,359	26,307
CME Term SOFR 1 Month Index + 4.500% 9.8157% 12/13/28 (b)(c)(d)	15,287	15,185
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8432% 2/14/30 (b)(c)(d)	16,180	16,220
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)	11,865	161
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3273% 12/1/28 (b)(c)(d)	12,181	12,190
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1657% 11/16/26 (b)(c)(d)	21,846	21,857
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3361% 4/29/26 (b)(c)(d)	9,667	9,682
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/9/27 (b)(c)(d)	23,367	23,139
CME Term SOFR 1 Month Index + 5.500% 10.8171% 2/15/27 (b)(c)(d)	22,659	22,489
TOTAL DIVERSIFIED FINANCIAL SERVICES		524,774
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.818% 10/28/27 (b)(c)(d)	21,912	21,861
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9594% 2/10/27 (b)(c)(d)	39,487	35,160
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9094% 12/17/26 (b)(c)(d)	60,285	50,764
TOTAL DIVERSIFIED MEDIA		107,785
Energy - 2.4%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1879% 11/14/26 (b)(c)(d)	17,530	17,534
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8362% 10/14/27 (b)(c)(d)	23,497	23,468
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9302% 3/17/28 (b)(c)(d)	8,956	8,912
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5657% 7/20/30 (b)(c)(d)	7,139	7,132
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9183% 11/19/29 (b)(c)(d)	28,952	28,961
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (b)(c)(d)	53,116	52,219
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (b)(c)(d)	14,737	14,221
Epic Y-Grade Services,LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.0521% 6/29/29 (b)(c)(d)	24,370	24,061
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0657% 9/29/28 (b)(c)(d)	44,152	44,366
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 10/5/28 (b)(c)(d)	19,920	19,970
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 11/14/25 (b)(c)(d)	11,160	11,104
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3295% 10/30/28 (b)(c)(d)	55,675	55,894
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0518% 2/28/30 (b)(c)(d)	19,411	19,452
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0657% 8/1/29 (b)(c)(d)	9,820	9,822
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1802% 3/25/28 (b)(c)(d)	9,620	9,060
TOTAL ENERGY		346,176
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9302% 9/1/27 (b)(c)(d)	15,011	14,527
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9302% 9/1/27 (b)(c)(d)	24,560	23,725
TOTAL ENTERTAINMENT/FILM		38,252
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1802% 10/8/28 (b)(c)(d)	11,501	11,529
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8157% 11/30/28 (b)(c)(d)	10,283	10,278
CME Term SOFR 1 Month Index + 2.750% 8.0707% 11/30/28 (b)(c)(d)	11,455	11,458
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8273% 11/30/28 (b)(c)(d)	786	786
CME Term SOFR 1 Month Index + 2.750% 8.0707% 11/30/28 (b)(c)(d)	626	626
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6799% 6/21/28 (b)(c)(d)	37,813	37,808
TOTAL ENVIRONMENTAL		72,485
Food & Drug Retail - 0.7%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1594% 8/1/29 (b)(c)(d)	25,060	25,171
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6657% 2/1/27 (b)(c)(d)	12,717	12,725
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0743% 11/20/27 (b)(c)(d)	18,384	1,590
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8257% 12/13/28 (b)(c)(d)	11,810	11,790
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9521% 4/2/29 (b)(c)(d)	24,761	24,745
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2131% 1/3/28 (b)(c)(d)	27,630	27,603
TOTAL FOOD & DRUG RETAIL		103,624
Food/Beverage/Tobacco - 1.5%
8th Avenue Food & Provisions, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1802% 10/1/26 (b)(c)(d)	2,240	2,009
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 10/1/25 (b)(c)(d)	4,342	4,171
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5654% 12/23/30 (b)(c)(d)	6,560	6,571
Chobani LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6802% 10/23/27 (b)(c)(d)	20,215	20,291
CME Term SOFR 1 Month Index + 3.750% 9.071% 10/25/27 (b)(c)(d)	8,987	9,030
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 5/16/29 (b)(c)(d)	43,721	36,944
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3169% 2/12/31 (b)(c)(d)	22,910	22,987
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6594% 1/24/29 (b)(c)(d)	38,168	36,820
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (b)(c)(d)	11,985	10,007
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/1/29 (c)(d)(g)	8,130	8,150
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (b)(c)(d)	55,730	55,471
TOTAL FOOD/BEVERAGE/TOBACCO		212,451
Gaming - 4.5%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6657% 1/26/30 (b)(c)(d)	102,881	102,984
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 2/6/31 (b)(c)(d)	62,465	62,496
Entain Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9094% 10/31/29 (b)(c)(d)	13,778	13,801
Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9094% 3/16/27 (b)(c)(d)	12,788	12,791
Entain PLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 10/31/29 (c)(d)(g)	19,490	19,524
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.069% 1/27/29 (b)(c)(d)	156,489	156,770
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5594% 11/25/30 (b)(c)(d)	58,636	58,688
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1682% 5/26/30 (b)(c)(d)	26,475	26,475
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4302% 4/26/28 (b)(c)(d)	12,129	12,075
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 4/26/28 (b)(c)(d)	14,197	14,091
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.071% 4/16/29 (b)(c)(d)	25,053	25,074
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (b)(c)(d)	18,299	18,387
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9302% 5/29/26 (b)(c)(d)	3,362	3,368
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1657% 5/3/29 (b)(c)(d)	10,139	10,143
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5563% 4/4/29 (b)(c)(d)	49,651	49,643
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5657% 3/14/31 (b)(c)(d)	45,350	45,330
TOTAL GAMING		631,640
Healthcare - 5.9%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7019% 2/15/29 (b)(c)(d)	13,536	10,506
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 8/24/28 (b)(c)(d)	14,419	14,443
Avantor Funding, Inc. Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4157% 11/8/27 (b)(c)(d)	9,839	9,862
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3154% 2/22/28 (b)(c)(d)	11,230	11,272
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5707% 2/12/28 (b)(c)(d)	30,517	30,633
DaVita, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 4/25/31 (c)(d)(g)	25,085	24,928
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1773% 8/1/27 (b)(c)(d)	15,754	15,717
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 11/1/28 (b)(c)(d)	11,946	11,963
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3157% 3/31/29 (b)(c)(d)	26,461	23,161
Endo Finance Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8264% 4/23/31 (b)(c)(d)	22,135	22,052
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (b)(c)(d)	91,907	87,513
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.42% 10/29/27 (b)(c)(d)	4,560	4,554
CME Term SOFR 3 Month Index + 5.000% 10.42% 10/29/27 (b)(c)(d)	19,621	19,596
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.42% 10/29/27 (b)(c)(d)	577	576
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9519% 1/6/29 (b)(c)(d)	16,809	16,788
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3157% 5/4/28 (b)(c)(d)	69,058	69,231
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 5/5/28 (b)(c)(d)	49,238	49,515
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3157% 4/5/31 (b)(c)(d)	21,068	21,073
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0683% 10/23/28 (b)(c)(d)	101,201	101,425
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 3/2/28 (b)(c)(d)	13,296	12,086
Tranche C 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1594% 3/2/28 (b)(c)(d)	225	204
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4334% 6/2/28 (b)(c)(d)	37,823	37,976
Pacific Dental Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.571% 3/17/31 (b)(c)(d)	10,770	10,777
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.071% 11/30/27 (b)(c)(d)	31,706	31,795
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6802% 4/20/29 (b)(c)(d)	21,086	21,000
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5657% 2/21/31 (b)(c)(d)	18,275	18,135
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 11/15/28 (b)(c)(d)	62,968	63,133
RadNet Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8269% 4/10/31 (b)(c)(d)	8,700	8,676
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8154% 12/19/30 (b)(c)(d)	18,504	18,601
U.S. Anesthesia Partners, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9418% 10/1/29 (b)(c)(d)(e)	2,820	2,397
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6918% 10/1/28 (b)(c)(d)	4,972	4,803
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7019% 12/15/27 (b)(c)(d)	14,694	14,709
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.8407% 11/20/26 (b)(c)(d)	4,415	4,037
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8094% 11/16/28 (b)(c)(d)	27,975	27,996
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4418% 1/8/27 (b)(c)(d)	18,013	18,059
TOTAL HEALTHCARE		839,192
Homebuilders/Real Estate - 0.7%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0576% 3/21/31 (b)(c)(d)	12,250	12,306
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1802% 8/21/25 (b)(c)(d)	1,291	1,288
CME Term SOFR 1 Month Index + 3.250% 8.6657% 1/31/30 (b)(c)(d)	19,251	19,275
CME Term SOFR 1 Month Index + 3.750% 9.0657% 1/31/30 (b)(c)(d)	7,342	7,360
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3407% 1/27/29 (b)(c)(d)	11,213	11,193
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 8/21/30 (b)(c)(d)	9,368	9,380
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8295% 3/15/30 (b)(c)(d)	11,751	11,768
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6802% 1/23/27 (b)(c)(d)	8,169	8,207
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 9/1/27 (b)(c)(d)	18,664	18,683
TOTAL HOMEBUILDERS/REAL ESTATE		99,460
Hotels - 1.6%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.424% 9/9/26 (b)(c)(d)	8,616	8,631
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3157% 11/30/29 (b)(c)(d)	31,700	31,726
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0657% 1/17/31 (b)(c)(d)	17,870	17,900
CME Term SOFR 1 Month Index + 3.000% 7.8157% 8/2/28 (b)(c)(d)	72,915	72,961
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4169% 11/8/30 (b)(c)(d)	21,135	21,174
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5657% 4/1/31 (b)(c)(d)	27,581	27,547
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5654% 1/5/29 (b)(c)(d)	19,933	20,003
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.5635% 9/29/28 (b)(c)(d)	18,005	16,540
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6657% 5/25/30 (b)(c)(d)	9,452	9,473
TOTAL HOTELS		225,955
Insurance - 5.9%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9302% 2/15/27 (b)(c)(d)	64,450	64,318
CME Term SOFR 1 Month Index + 4.250% 9.6802% 2/15/27 (b)(c)(d)	13,892	13,909
Tranche B-2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 2/15/27 (b)(c)(d)	11,700	11,700
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8157% 11/6/30 (b)(c)(d)	77,451	77,597
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8189% 11/6/30 (b)(c)(d)	47,835	48,008
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6946% 2/19/28 (b)(c)(d)	22,397	22,419
CME Term SOFR 1 Month Index + 2.750% 8.1946% 2/19/28 (b)(c)(d)	5,979	5,989
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5519% 2/28/28 (b)(c)(d)	18,553	18,603
AssuredPartners, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8157% 2/14/31 (b)(c)(d)	53,440	53,666
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4157% 8/19/28 (b)(c)(d)	33,475	32,471
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6657% 8/19/28 (b)(c)(d)	58,769	57,236
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6802% 1/31/28 (b)(c)(d)	63,158	57,355
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6802% 1/20/29 (b)(c)(d)	72,741	65,306
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 12/23/26 (b)(c)(d)	43,239	42,218
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 7/31/27 (b)(c)(d)	32,537	31,561
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5745% 6/20/30 (b)(c)(d)	83,788	84,204
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 3/8/32 (c)(d)(g)	44,480	44,842
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/22/31 (c)(d)(g)	52,520	52,619
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3019% 11/22/29 (b)(c)(d)	43,564	43,649
CME Term SOFR 1 Month Index + 3.250% 8.5519% 9/27/30 (b)(c)(d)	9,846	9,870
TOTAL INSURANCE		837,540
Leisure - 2.6%
Alterra Mountain Co.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5773% 8/17/28 (b)(c)(d)	18,090	18,150
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8273% 5/31/30 (b)(c)(d)	1,340	1,347
America Sports Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 2/17/31 (b)(c)(d)	10,255	10,277
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 11/24/28 (b)(c)(d)	11,214	11,228
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0669% 8/9/27 (b)(c)(d)	16,924	17,009
CME Term SOFR 1 Month Index + 2.750% 8.0669% 10/18/28 (b)(c)(d)	28,858	28,948
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4389% 7/21/28 (b)(c)(d)	51,301	51,109
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (b)(c)(d)	29,165	29,187
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9302% 7/31/28 (b)(c)(d)	12,118	12,310
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5594% 1/15/30 (b)(c)(d)	36,555	36,582
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5795% 2/12/29 (b)(c)(d)	12,015	11,835
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3157% 8/27/28 (b)(c)(d)	6,537	6,541
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9795% 12/14/26 (b)(c)(d)	17,611	17,523
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8157% 8/25/28 (b)(c)(d)	30,232	30,188
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3157% 3/18/30 (b)(c)(d)	45,530	45,652
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (b)(c)(d)	34,361	29,860
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0743% 12/30/27 (b)(c)(d)	3,500	2,818
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0743% 12/30/26 (b)(c)(d)	3,513	3,196
TOTAL LEISURE		363,760
Metals/Mining - 0.1%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0657% 8/19/30 (b)(c)(d)	15,860	15,960
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.571% 2/4/28 (b)(c)(d)	6,618	6,610
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.0907% 4/13/29 (b)(c)(d)	107,289	107,691
TOTAL PAPER		114,301
Publishing/Printing - 0.5%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3295% 10/30/30 (b)(c)(d)	17,585	17,647
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0747% 8/11/28 (b)(c)(d)	12,234	12,251
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9157% 1/28/29 (b)(c)(d)	13,077	13,060
RLG Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9302% 7/2/29 (b)(c)(d)	2,290	2,080
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 7/8/28 (b)(c)(d)	8,954	8,869
Vericast Corp. 1LN, term loan CME Term SOFR 3 Month Index + 7.750% 13.321% 6/16/26 (b)(c)(d)	13,892	13,823
TOTAL PUBLISHING/PRINTING		67,730
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.169% 4/6/28 (b)(c)(d)	16,431	16,301
Genesee & Wyoming, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 4/10/31 (c)(d)(g)	24,480	24,481
Wwex Unified Topco Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.571% 7/26/28 (b)(c)(d)	25,100	24,789
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.571% 7/22/29 (b)(c)(d)	4,920	4,379
TOTAL RAILROAD		69,950
Restaurants - 1.2%
1011778 BC ULC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 9/23/30 (c)(d)(g)	7,135	7,140
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5657% 9/21/30 (b)(c)(d)	29,805	29,826
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (b)(c)(d)	15,536	15,577
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6918% 12/1/28 (b)(c)(d)	8,296	8,317
KFC Holding Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1834% 3/15/28 (b)(c)(d)	13,581	13,562
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0635% 10/20/28 (b)(c)(d)	10,606	10,602
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7127% 3/1/26 (b)(c)(d)	12,375	12,196
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5519% 4/1/29 (b)(c)(d)	25,446	24,964
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6802% 8/3/28 (b)(c)(d)	42,761	42,903
TOTAL RESTAURANTS		165,087
Services - 10.9%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9183% 12/21/28 (b)(c)(d)	91,515	91,904
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8094% 10/2/28 (b)(c)(d)	5,406	5,419
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.324% 7/30/28 (b)(c)(d)	43,507	43,633
CME Term SOFR 1 Month Index + 4.250% 9.5666% 7/31/28 (b)(c)(d)	42,095	42,284
Allied Universal Holdco LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 9.1657% 5/14/28 (b)(c)(d)	71,215	71,229
CME Term SOFR 1 Month Index + 4.750% 10.0657% 5/14/28 (b)(c)(d)	2,796	2,805
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3154% 2/15/29 (b)(c)(d)	26,525	26,558
CME Term SOFR 1 Month Index + 4.000% 9.4302% 1/23/27 (b)(c)(d)	18,846	18,854
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1802% 1/31/28 (b)(c)(d)	10,815	10,869
Anticimex Global AB:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 11/16/28 (c)(d)(g)	5,050	5,072
CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (b)(c)(d)	6,427	6,431
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (b)(c)(d)	33,117	33,151
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0806% 7/9/28 (b)(c)(d)	26,767	26,767
Aramark Services, Inc.:
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1802% 1/15/27 (b)(c)(d)	4,663	4,654
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3157% 4/6/28 (b)(c)(d)	26,696	26,680
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3157% 6/24/30 (b)(c)(d)	572	571
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6802% 6/30/28 (b)(c)(d)	14,895	14,876
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (b)(c)(d)	23,150	23,333
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1657% 12/10/29 (b)(c)(d)	23,960	23,461
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9157% 12/10/28 (b)(c)(d)	49,105	48,900
Avis Budget Car Rental LLC Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4157% 3/16/29 (b)(c)(d)	10,953	10,898
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5657% 5/31/28 (b)(c)(d)	15,600	15,678
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.819% 8/1/30 (b)(c)(d)	69,547	69,736
Brock Holdings Iii LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 5/1/30 (c)(d)(g)	8,775	8,753
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1802% 2/7/26 (b)(c)(d)	31,130	31,117
CME Term SOFR 1 Month Index + 3.750% 9.0657% 12/30/28 (b)(c)(d)	37,822	37,818
CHG Healthcare Services, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6802% 9/30/28 (b)(c)(d)	5,585	5,592
CME Term SOFR 3 Month Index + 3.750% 9.0909% 9/30/28 (b)(c)(d)	5,377	5,398
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2295% 5/3/29 (b)(c)(d)	17,970	16,982
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 6/2/28 (b)(c)(d)	55,599	53,514
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 8/16/28 (b)(c)(d)	20,480	20,480
EmployBridge LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3138% 7/19/28 (b)(c)(d)	30,218	24,363
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3174% 8/1/29 (b)(c)(d)	17,554	17,600
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 10/19/28 (b)(c)(d)	9,303	9,332
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 10/21/28 (b)(c)(d)	11,381	11,400
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 3/3/28 (b)(c)(d)	27,531	27,588
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3433% 3/10/26 (b)(c)(d)	9,039	7,683
CME Term SOFR 3 Month Index + 4.750% 10.363% 3/10/26 (b)(c)(d)	30,787	26,015
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (b)(c)(d)	22,330	19,985
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1946% 7/30/26 (b)(c)(d)	15,774	15,822
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.8157% 12/1/27 (b)(c)(d)	13,643	13,689
CME Term SOFR 1 Month Index + 3.750% 9.1802% 12/1/27 (b)(c)(d)	8,229	8,271
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3188% 10/13/30 (b)(c)(d)	22,840	22,907
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1519% 4/1/28 (b)(c)(d)	22,919	22,914
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6802% 4/21/27 (b)(c)(d)	17,487	15,007
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3019% 6/12/30 (b)(c)(d)	67,606	67,754
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 1/15/26 (b)(c)(d)	2,315	2,324
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.1559% 10/11/28 (b)(c)(d)	2,923	2,726
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (b)(c)(d)	78,161	73,298
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0745% 7/25/30 (b)(c)(d)	28,409	28,549
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5745% 8/14/26 (b)(c)(d)	24,818	23,801
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8125% 3/24/31 (b)(c)(d)	29,245	29,342
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (b)(c)(d)	18,790	18,860
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1834% 12/16/26 (b)(c)(d)	9,691	9,720
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0657% 2/24/28 (b)(c)(d)	10,370	10,405
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0902% 1/15/27 (b)(c)(d)	22,192	21,605
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (b)(c)(d)	104,258	91,698
Staples, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.4432% 4/16/26 (b)(c)(d)	6,249	6,165
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.42% 3/25/31 (b)(c)(d)	33,970	34,253
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5689% 4/4/29 (b)(c)(d)	17,920	18,129
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0793% 3/3/30 (b)(c)(d)	30,850	31,034
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0657% 2/14/31 (b)(c)(d)	14,370	14,418
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5757% 2/24/31 (b)(c)(d)	8,040	8,045
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0657% 11/3/29 (b)(c)(d)	4,903	4,913
TOTAL SERVICES		1,543,032
Steel - 0.1%
Zekelman Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5682% 1/24/31 (b)(c)(d)	11,527	11,526
Super Retail - 2.9%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1932% 11/6/27 (b)(c)(d)	6,137	6,126
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6932% 7/24/28 (b)(c)(d)	17,367	9,291
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3193% 2/3/29 (b)(c)(d)	10,200	10,232
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5911% 4/1/28 (b)(c)(d)	14,459	10,049
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 3/5/28 (b)(c)(d)	309,451	309,283
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1802% 10/19/27 (b)(c)(d)	7,505	7,507
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 12/18/27 (b)(c)(d)	21,011	21,020
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.821% 4/15/28 (b)(c)(d)	23,240	21,624
RH:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9302% 10/20/28 (b)(c)(d)	6,654	6,486
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6657% 10/20/28 (b)(c)(d)	9,239	9,079
TOTAL SUPER RETAIL		410,697
Technology - 15.0%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (b)(c)(d)	14,828	14,759
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4519% 2/16/28 (b)(c)(d)	7,455	7,452
Ahead DB Holdings LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 2/3/31 (c)(d)(g)	3,185	3,188
CME Term SOFR 1 Month Index + 4.250% 9.5594% 1/24/31 (b)(c)(d)	10,275	10,326
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8997% 10/8/27 (b)(c)(d)	9,761	9,788
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 8/10/25 (b)(c)(d)	37,017	25,835
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (b)(c)(d)	2,380	2,456
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (b)(c)(d)	32,058	32,275
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5657% 2/15/29 (b)(c)(d)	81,546	81,342
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5657% 5/11/29 (b)(c)(d)	16,856	16,931
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 12/29/28 (b)(c)(d)	6,818	6,856
BYJU's Alpha, Inc.:
term loan:
CME Term SOFR 3 Month Index + 8.000% 4/3/26 (c)(d)(e)(g)	178	178
CME Term SOFR 3 Month Index + 8.000% 4/3/26 (c)(d)(e)(g)	178	178
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)	25,614	4,482
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 1/31/31 (b)(c)(d)	47,574	47,648
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3094% 7/6/29 (b)(c)(d)	30,034	30,141
Cloud Software Group, Inc.:
Tranche A 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9094% 9/30/28 (b)(c)(d)	5,820	5,814
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9094% 3/30/29 (b)(c)(d)	80,275	80,242
CME Term SOFR 1 Month Index + 4.500% 9.9285% 3/24/31 (b)(c)(d)	10,405	10,382
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8287% 7/2/29 (b)(c)(d)	41,053	41,168
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 4/4/26 (b)(c)(d)	25,734	22,592
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0635% 9/30/28 (b)(c)(d)	36,754	36,769
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5605% 2/10/28 (b)(c)(d)	15,298	14,883
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 2/24/31 (d)	8,930	8,848
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (c)(d)(g)	53,470	53,514
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8157% 3/3/31 (b)(c)(d)	12,210	12,225
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3157% 10/16/26 (b)(c)(d)	64,204	64,005
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3157% 2/19/29 (b)(c)(d)	16,677	14,958
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1802% 3/31/29 (b)(c)(d)	2,490	2,344
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1802% 3/31/28 (b)(c)(d)	15,194	15,121
CME Term SOFR 1 Month Index + 4.750% 10.0657% 3/31/28 (b)(c)(d)	5,890	5,886
ECL Entertainment LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0657% 8/31/30 (b)(c)(d)	7,602	7,620
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8/7/30 (c)(d)(g)	1,630	1,634
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0773% 7/31/27 (b)(c)(d)	4,025	4,045
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 7/31/27 (b)(c)(d)	20,788	20,862
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4157% 9/12/29 (b)(c)(d)	51,600	51,645
Go Daddy Operating Co. LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3157% 11/12/29 (b)(c)(d)	17,325	17,324
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0519% 7/15/30 (b)(c)(d)	9,051	9,013
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3094% 7/3/28 (b)(c)(d)	49,050	49,224
CME Term SOFR 1 Month Index + 2.000% 7.3094% 7/3/28 (b)(c)(d)	12,221	12,264
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 3/1/29 (b)(c)(d)	68,216	68,226
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5657% 5/3/28 (b)(c)(d)	117,417	116,937
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5657% 2/23/29 (b)(c)(d)	12,580	12,410
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8234% 8/17/29 (b)(c)(d)	33,561	33,582
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 4/21/31 (c)(d)(g)	67,350	65,877
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1795% 3/27/29 (b)(c)(d)	27,110	27,234
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1773% 1/31/30 (b)(c)(d)	43,112	43,208
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1657% 2/1/28 (b)(c)(d)	98,417	98,399
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 3/19/28 (b)(c)(d)	11,595	11,546
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 6/2/28 (b)(c)(d)	142,722	141,753
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (b)(c)(d)	33,190	33,292
Project Boost Purchaser LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 5/30/26 (b)(c)(d)	12,019	12,039
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9566% 5/30/26 (b)(c)(d)	7,112	7,124
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 8/31/28 (b)(c)(d)	43,160	43,335
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.186% 5/15/28 (b)(c)(d)	27,385	12,615
CME Term SOFR 1 Month Index + 6.250% 11.686% 5/15/28 (b)(c)(d)	6,378	6,354
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 4/22/28 (b)(c)(d)	43,826	42,213
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1657% 9/30/28 (b)(c)(d)	36,326	35,536
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5773% 4/8/30 (b)(c)(d)	45,881	45,893
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3019% 11/22/29 (b)(c)(d)	11,368	11,453
Sophia LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9157% 10/7/29 (b)(c)(d)	34,051	34,142
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9302% 8/11/28 (b)(c)(d)	26,160	25,815
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 7.1802% 4/16/25 (b)(c)(d)	6,807	6,805
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1802% 4/16/25 (b)(c)(d)	6,427	6,425
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1802% 4/16/25 (b)(c)(d)	30,388	30,381
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6657% 3/22/29 (b)(c)(d)	4,094	4,099
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6657% 3/22/29 (b)(c)(d)	9,676	9,688
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 8/31/28 (b)(c)(d)	12,503	12,534
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0773% 5/30/30 (b)(c)(d)	12,833	12,833
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (b)(c)(d)	130,134	130,697
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4446% 8/27/25 (b)(c)(d)	15,562	15,566
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4157% 1/13/29 (b)(c)(d)	23,916	23,879
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 3/27/28 (b)(c)(d)	18,273	18,328
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.569% 4/4/31 (b)(c)(d)	19,436	19,473
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6802% 10/30/27 (b)(c)(d)	8,255	7,591
CME Term SOFR 1 Month Index + 4.250% 9.6657% 10/30/27 (b)(c)(d)	5,679	5,225
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3165% 3/19/31 (b)(c)(d)	6,610	6,643
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 9/28/29 (b)(c)(d)	27,755	27,780
TOTAL TECHNOLOGY		2,123,147
Telecommunications - 3.1%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3286% 10/31/27 (b)(c)(d)	11,685	10,575
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8286% 8/15/28 (b)(c)(d)	78,288	58,496
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 3 Month Index + 5.090% 10.661% 7/31/25 (b)(c)(d)	36,246	26,731
13.071% 7/31/25 (b)(c)(d)	959	963
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.221% 11/1/25 (b)(c)(d)	30,988	4,881
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3154% 10/24/30 (b)(c)(d)	6,361	6,372
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8302% 9/13/29 (b)(c)(d)	16,004	15,504
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 10/2/27 (b)(c)(d)	16,633	15,570
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0674% 1/30/31 (b)(c)(d)	42,840	43,108
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3094% 10/6/29 (b)(c)(d)	6,954	4,920
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 10/8/27 (b)(c)(d)	52,506	52,300
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4094% 6/30/28 (b)(c)(d)	5,351	3,766
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4183% 12/30/27 (b)(c)(d)	6,461	5,879
Lorca Co.-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 4/17/31 (c)(d)(g)	8,855	8,899
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0643% 8/1/29 (b)(c)(d)	16,943	15,677
Radiate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 9/25/26 (b)(c)(d)	32,880	26,386
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.32% 1/27/31 (b)(c)(d)	18,484	18,540
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6657% 9/21/27 (b)(c)(d)	25,555	25,438
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4302% 3/9/27 (b)(c)(d)	82,130	70,876
CME Term SOFR 1 Month Index + 4.320% 9.6407% 3/9/27 (b)(c)(d)	21,364	18,796
TOTAL TELECOMMUNICATIONS		433,677
Textiles/Apparel - 0.4%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5773% 2/20/29 (b)(c)(d)	21,692	21,768
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6802% 11/23/28 (b)(c)(d)	11,321	11,275
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6918% 4/16/28 (b)(c)(d)	16,723	16,716
TOTAL TEXTILES/APPAREL		49,759
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp.:
2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.071% 5/7/29 (b)(c)(d)	2,965	2,435
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.071% 5/7/28 (b)(c)(d)	13,003	12,158
TOTAL TRANSPORTATION EX AIR/RAIL		14,593
Utilities - 1.2%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0657% 1/20/31 (b)(c)(d)	58,854	58,879
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.1048% 12/15/27 (b)(c)(d)	3,480	3,476
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6802% 6/23/28 (b)(c)(d)	14,211	13,965
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8302% 6/23/27 (b)(c)(d)	15,370	15,384
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 1/21/28 (b)(c)(d)	15,389	15,429
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9432% 3/2/27 (b)(c)(d)	38,605	38,718
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3302% 12/20/30 (b)(c)(d)	26,117	26,129
TOTAL UTILITIES		171,980
TOTAL BANK LOAN OBLIGATIONS (Cost $12,531,980)		12,309,481

Nonconvertible Bonds - 4.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.1%
TransDigm, Inc. 6.375% 3/1/29 (h)	19,405	19,257
Air Transportation - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	2,860	2,827
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	1,433	1,413
TOTAL AIR TRANSPORTATION		4,240
Automotive & Auto Parts - 0.8%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (h)	7,810	7,826
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2871% 3/6/26 (b)(c)	16,070	16,602
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(c)(h)	87,765	86,448
TOTAL AUTOMOTIVE & AUTO PARTS		110,876
Broadcasting - 0.5%
DISH Network Corp. 11.75% 11/15/27 (h)	36,525	36,819
Univision Communications, Inc.:
6.625% 6/1/27 (h)	26,085	25,172
8% 8/15/28 (h)	6,375	6,367
TOTAL BROADCASTING		68,358
Building Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (h)	11,790	12,417
SRS Distribution, Inc. 4.625% 7/1/28 (h)	660	658
TOTAL BUILDING MATERIALS		13,075
Cable/Satellite TV - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	8,110	7,386
5.375% 6/1/29 (h)	16,225	14,291
TOTAL CABLE/SATELLITE TV		21,677
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	1,670	1,708
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	145	140
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (h)	8,380	8,892
TOTAL CHEMICALS		9,032
Energy - 0.4%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	2,115	2,112
7% 6/15/25 (h)	9,610	9,600
8.375% 1/15/29 (h)	7,770	8,041
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	18,966	18,137
6.75% 9/15/25 (h)	10,793	10,661
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	4,205	4,193
TOTAL ENERGY		52,744
Gaming - 0.4%
Affinity Interactive 6.875% 12/15/27 (h)	7,315	6,547
Caesars Entertainment, Inc. 7% 2/15/30 (h)	7,670	7,724
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	37,830	34,222
Ontario Gaming Gta LP/Otg Co.-I 8% 8/1/30 (h)	605	614
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	7,299
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	1,205	1,181
4.25% 12/1/26 (h)	1,725	1,646
4.625% 12/1/29 (h)	985	914
TOTAL GAMING		60,147
Healthcare - 0.1%
Embecta Corp. 6.75% 2/15/30 (h)	8,365	7,150
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (h)	4,675	4,645
TOTAL HEALTHCARE		11,795
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	27,055	22,130
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (h)	18,880	19,587
TOTAL HOMEBUILDERS/REAL ESTATE		41,717
Insurance - 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 6.75% 4/15/28 (h)	16,655	16,637
Leisure - 0.2%
Carnival Corp. 7.625% 3/1/26 (h)	14,205	14,293
Royal Caribbean Cruises Ltd. 8.25% 1/15/29 (h)	7,970	8,410
TOTAL LEISURE		22,703
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (h)	680	708
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	3,430	2,971
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	660	657
CEC Entertainment LLC 6.75% 5/1/26 (h)	4,045	3,988
TOTAL RESTAURANTS		4,645
Services - 0.2%
Brand Industrial Services, Inc. 10.375% 8/1/30 (h)	4,560	4,893
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (h)	4,675	4,647
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (h)	6,300	5,938
Staples, Inc. 7.5% 4/15/26 (h)	8,040	7,752
The GEO Group, Inc. 8.625% 4/15/29 (h)	2,935	2,971
TOTAL SERVICES		26,201
Super Retail - 0.1%
EG Global Finance PLC 12% 11/30/28 (h)	20,615	21,281
Technology - 0.2%
Cloud Software Group, Inc. 9% 9/30/29 (h)	8,495	8,174
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (h)	3,905	4,017
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (h)	10,540	10,561
TOTAL TECHNOLOGY		22,752
Telecommunications - 0.7%
Altice Financing SA 5.75% 8/15/29 (h)	12,926	9,601
Altice France SA:
5.125% 1/15/29 (h)	8,087	5,279
5.125% 7/15/29 (h)	21,585	14,060
5.5% 1/15/28 (h)	8,480	5,729
5.5% 10/15/29 (h)	8,370	5,476
Consolidated Communications, Inc. 5% 10/1/28 (h)	410	340
Frontier Communications Holdings LLC:
5% 5/1/28 (h)	4,005	3,685
8.75% 5/15/30 (h)	1,560	1,588
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	22,343	21,385
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (h)	810	675
6.75% 10/15/27 (h)	8,250	7,634
Windstream Escrow LLC 7.75% 8/15/28 (h)	18,810	18,124
TOTAL TELECOMMUNICATIONS		93,576
TOTAL NONCONVERTIBLE BONDS (Cost $641,916)		626,100

Common Stocks - 1.5%
	Shares	Value ($) (000s)
Broadcasting - 0.0%
ION Media Networks, Inc. (e)(i)	2,842	0
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(i)	512,868	3,641
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	86,957	0
TOTAL CAPITAL GOODS		3,641
Consumer Products - 0.0%
JOANN, Inc.	6,027,648	416
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)	510,379	44,648
Carnelian Point Holdings LP warrants (e)(i)	18,944	55
Lime Tree Bay Ltd. (e)(i)	2,899	186
TOTAL DIVERSIFIED FINANCIAL SERVICES		44,889
Energy - 0.9%
California Resources Corp.	628,519	33,224
California Resources Corp. warrants 10/27/24 (i)	48,025	827
Chesapeake Energy Corp. (j)	587,218	52,779
Chesapeake Energy Corp. (k)	4,049	364
EP Energy Corp. (e)(i)	80,740	144
Exxon Mobil Corp.	329,097	38,922
TOTAL ENERGY		126,260
Entertainment/Film - 0.1%
New Cineworld Ltd. (e)	533,906	9,151
Hotels - 0.1%
Travelport Finance Luxembourg SARL (e)	3,686	10,654
Restaurants - 0.1%
Old Claimco LLC (e)(i)	542,500	9,043
Telecommunications - 0.0%
GTT Communications, Inc. (e)(i)	118,360	4,415
Utilities - 0.0%
TexGen Power LLC (e)	524,336	534
TOTAL COMMON STOCKS (Cost $116,131)		209,003

Preferred Securities - 0.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.4%
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7379% (b)(c)(l)	6,970	7,098
6.25% (b)(l)	24,265	24,421
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.868% (b)(c)(l)	7,500	7,666
6.1% (b)(l)	7,795	7,851
9.348% (b)(c)(l)	11,615	11,886
TOTAL BANKS & THRIFTS		58,922
Energy - 0.4%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (b)(c)(l)	48,805	49,798
TOTAL PREFERRED SECURITIES (Cost $103,859)		108,720

Other - 0.7%
	Shares	Value ($) (000s)
Other - 0.7%
Fidelity Private Credit Co. LLC (k)(m) (Cost $100,792)	10,118,732	102,908

Money Market Funds - 8.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (n)	1,181,193,515	1,181,430
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	54,980,502	54,986
TOTAL MONEY MARKET FUNDS (Cost $1,236,391)		1,236,416

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $14,731,069)	14,592,628
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(459,945)
NET ASSETS - 100.0%	14,132,683

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $587,368,000 or 4.2% of net assets.

(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,272,000 or 0.7% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	38

Fidelity Private Credit Co. LLC	5/01/22 - 4/08/24	100,792

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,286,453	1,531,706	1,636,728	30,200	(1)	-	1,181,430	2.4%
Fidelity Securities Lending Cash Central Fund 5.39%	51,380	38,722	35,116	35	-	-	54,986	0.2%
Total	1,337,833	1,570,428	1,671,844	30,235	(1)	-	1,236,416

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	94,881	7,677	-	6,623	-	350	102,908
	94,881	7,677	-	6,623	-	350	102,908

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,151	-	-	9,151
Consumer Discretionary	19,697	-	-	19,697
Energy	126,260	126,116	-	144
Financials	44,889	-	-	44,889
Industrials	3,641	-	-	3,641
Information Technology	4,415	-	-	4,415
Utilities	534	-	-	534

Bank Loan Obligations	12,309,481	-	12,258,432	51,049

Corporate Bonds	626,100	-	626,100	-

Preferred Securities	108,720	-	108,720	-

Other	102,908	-	102,908	-

Money Market Funds	1,236,416	1,236,416	-	-
Total Investments in Securities:	14,592,212	1,362,532	13,096,160	133,520

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$223,482
Net Realized Gain (Loss) on Investment Securities	5,838
Net Unrealized Gain (Loss) on Investment Securities	(6,818)
Cost of Purchases	12,468
Proceeds of Sales	(61,031)
Amortization/Accretion	566
Transfers into Level 3	-
Transfers out of Level 3	(40,985)
Ending Balance	$133,520
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2024	$(849)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,023) - See accompanying schedule:
Unaffiliated issuers (cost $13,393,886)	$13,253,304
Fidelity Central Funds (cost $1,236,391)	1,236,416
Other affiliated issuers (cost $100,792)	102,908

Total Investment in Securities (cost $14,731,069)		$14,592,628
Cash		19,129
Receivable for investments sold		58,718
Receivable for fund shares sold		22,874
Dividends receivable		2
Interest receivable		73,870
Distributions receivable from Fidelity Central Funds		4,746
Prepaid expenses		4
Other receivables		248
Total assets		14,772,219
Liabilities
Payable for investments purchased	$537,699
Payable for fund shares redeemed	20,514
Distributions payable	17,831
Accrued management fee	7,425
Distribution and service plan fees payable	249
Other payables and accrued expenses	832
Collateral on securities loaned	54,986
Total liabilities		639,536
Commitments and contingent liabilities (see Commitments note)
Net Assets		$14,132,683
Net Assets consist of:
Paid in capital		$15,380,071
Total accumulated earnings (loss)		(1,247,388)
Net Assets		$14,132,683

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($650,844 ÷ 69,898 shares)(a)		$9.31
Maximum offering price per share (100/97.25 of $9.31)		$9.57
Class M :
Net Asset Value and redemption price per share ($87,172 ÷ 9,375 shares)(a)		$9.30
Maximum offering price per share (100/97.25 of $9.30)		$9.56
Class C :
Net Asset Value and offering price per share ($117,590 ÷ 12,630 shares)(a)		$9.31
Fidelity Floating Rate High Income Fund :
Net Asset Value, offering price and redemption price per share ($8,661,513 ÷ 931,413 shares)		$9.30
Class I :
Net Asset Value, offering price and redemption price per share ($2,162,829 ÷ 232,785 shares)		$9.29
Class Z :
Net Asset Value, offering price and redemption price per share ($2,452,735 ÷ 263,852 shares)		$9.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$7,171
Affiliated issuers		6,529
Interest		579,294
Income from Fidelity Central Funds (including $35 from security lending)		30,235
Total income		623,229
Expenses
Management fee	$38,634
Transfer agent fees	4,489
Distribution and service plan fees	1,461
Accounting fees	587
Custodian fees and expenses	36
Independent trustees' fees and expenses	32
Registration fees	284
Audit	48
Legal	572
Miscellaneous	25
Total expenses before reductions	46,168
Expense reductions	(637)
Total expenses after reductions		45,531
Net Investment income (loss)		577,698
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(29,057)
Fidelity Central Funds	(1)
Capital gain distributions from underlying funds:
Affiliated issuers	94
Total net realized gain (loss)		(28,964)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	208,673
Affiliated issuers	350
Unfunded commitments	(87)
Total change in net unrealized appreciation (depreciation)		208,936
Net gain (loss)		179,972
Net increase (decrease) in net assets resulting from operations		$757,670
Statement of Changes in Net Assets

Amount in thousands	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$577,698	$963,141
Net realized gain (loss)	(28,964)	(56,353)
Change in net unrealized appreciation (depreciation)	208,936	303,611
Net increase (decrease) in net assets resulting from operations	757,670	1,210,399
Distributions to shareholders	(567,624)	(961,832)

Share transactions - net increase (decrease)	1,634,094	31,517
Total increase (decrease) in net assets	1,824,140	280,084

Net Assets
Beginning of period	12,308,543	12,028,459
End of period	$14,132,683	$12,308,543

Financial Highlights
Fidelity Advisor® Floating Rate High Income Fund Class A

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.17	$8.98	$9.53	$8.98	$9.39	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.390	.727	.370	.298	.362	.461
Net realized and unrealized gain (loss)	.134	.190	(.556)	.525	(.411)	(.216)
Total from investment operations	.524	.917	(.186)	.823	(.049)	.245
Distributions from net investment income	(.384)	(.727)	(.364)	(.273)	(.361)	(.465)
Total distributions	(.384)	(.727)	(.364)	(.273)	(.361)	(.465)
Net asset value, end of period	$9.31	$9.17	$8.98	$9.53	$8.98	$9.39
Total Return C,D,E	5.79%	10.55%	(1.96)%	9.24%	(.45)%	2.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97% H	.97%	.97%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.96 % H	.96%	.97%	.98%	.98%	.98%
Expenses net of all reductions	.96% H	.96%	.97%	.97%	.98%	.98%
Net investment income (loss)	8.45% H	7.96%	4.00%	3.18%	4.01%	4.86%
Supplemental Data
Net assets, end of period (in millions)	$651	$601	$575	$523	$411	$546
Portfolio turnover rate I	39 % H	35%	27%	31%	37%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Floating Rate High Income Fund Class M

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.16	$8.96	$9.51	$8.97	$9.38	$9.59
Income from Investment Operations
Net investment income (loss) A,B	.391	.728	.369	.297	.361	.460
Net realized and unrealized gain (loss)	.133	.200	(.555)	.514	(.411)	(.206)
Total from investment operations	.524	.928	(.186)	.811	(.050)	.254
Distributions from net investment income	(.384)	(.728)	(.364)	(.271)	(.360)	(.464)
Total distributions	(.384)	(.728)	(.364)	(.271)	(.360)	(.464)
Net asset value, end of period	$9.30	$9.16	$8.96	$9.51	$8.97	$9.38
Total Return C,D,E	5.80%	10.69%	(1.97)%	9.12%	(.46)%	2.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95% H	.95%	.97%	.99%	1.00%	.99%
Expenses net of fee waivers, if any	.94 % H	.95%	.96%	.99%	1.00%	.99%
Expenses net of all reductions	.94% H	.95%	.96%	.99%	.99%	.99%
Net investment income (loss)	8.47% H	7.98%	4.00%	3.16%	4.00%	4.86%
Supplemental Data
Net assets, end of period (in millions)	$87	$86	$87	$65	$58	$84
Portfolio turnover rate I	39 % H	35%	27%	31%	37%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the sales charges.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Floating Rate High Income Fund Class C

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.17	$8.97	$9.53	$8.98	$9.39	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.355	.659	.300	.228	.295	.392
Net realized and unrealized gain (loss)	.134	.199	(.565)	.524	(.411)	(.218)
Total from investment operations	.489	.858	(.265)	.752	(.116)	.174
Distributions from net investment income	(.349)	(.658)	(.295)	(.202)	(.294)	(.394)
Total distributions	(.349)	(.658)	(.295)	(.202)	(.294)	(.394)
Net asset value, end of period	$9.31	$9.17	$8.97	$9.53	$8.98	$9.39
Total Return C,D,E	5.39%	9.84%	(2.81)%	8.42%	(1.19)%	1.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.72% H	1.72%	1.72%	1.73%	1.74%	1.73%
Expenses net of fee waivers, if any	1.71 % H	1.71%	1.72%	1.73%	1.74%	1.73%
Expenses net of all reductions	1.71% H	1.71%	1.72%	1.73%	1.74%	1.73%
Net investment income (loss)	7.70% H	7.21%	3.24%	2.42%	3.26%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$118	$110	$114	$109	$156	$261
Portfolio turnover rate I	39 % H	35%	27%	31%	37%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Floating Rate High Income Fund

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.16	$8.96	$9.52	$8.97	$9.38	$9.60
Income from Investment Operations
Net investment income (loss) A,B	.402	.753	.397	.326	.391	.490
Net realized and unrealized gain (loss)	.134	.200	(.566)	.525	(.413)	(.218)
Total from investment operations	.536	.953	(.169)	.851	(.022)	.272
Distributions from net investment income	(.396)	(.753)	(.391)	(.301)	(.388)	(.492)
Total distributions	(.396)	(.753)	(.391)	(.301)	(.388)	(.492)
Net asset value, end of period	$9.30	$9.16	$8.96	$9.52	$8.97	$9.38
Total Return C,D	5.94%	10.99%	(1.79)%	9.58%	(.15)%	2.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68% G	.67%	.68%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.67 % G	.67%	.68%	.67%	.68%	.68%
Expenses net of all reductions	.67% G	.67%	.68%	.67%	.68%	.68%
Net investment income (loss)	8.74% G	8.26%	4.29%	3.48%	4.32%	5.16%
Supplemental Data
Net assets, end of period (in millions)	$8,662	$7,026	$6,461	$6,419	$4,640	$7,130
Portfolio turnover rate H	39 % G	35%	27%	31%	37%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Floating Rate High Income Fund Class I

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$8.96	$9.51	$8.96	$9.37	$9.59
Income from Investment Operations
Net investment income (loss) A,B	.402	.750	.391	.321	.388	.486
Net realized and unrealized gain (loss)	.133	.190	(.554)	.525	(.414)	(.218)
Total from investment operations	.535	.940	(.163)	.846	(.026)	.268
Distributions from net investment income	(.395)	(.750)	(.387)	(.296)	(.384)	(.488)
Total distributions	(.395)	(.750)	(.387)	(.296)	(.384)	(.488)
Net asset value, end of period	$9.29	$9.15	$8.96	$9.51	$8.96	$9.37
Total Return C,D	5.93%	10.84%	(1.73)%	9.54%	(.20)%	2.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70% G	.70%	.72%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.70 % G	.70%	.72%	.72%	.72%	.74%
Expenses net of all reductions	.69% G	.70%	.72%	.72%	.72%	.73%
Net investment income (loss)	8.72% G	8.23%	4.25%	3.43%	4.27%	5.11%
Supplemental Data
Net assets, end of period (in millions)	$2,163	$1,972	$1,993	$1,167	$681	$1,190
Portfolio turnover rate H	39 % G	35%	27%	31%	37%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Floating Rate High Income Fund Class Z

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.16	$8.96	$9.51	$8.97	$9.37	$9.59
Income from Investment Operations
Net investment income (loss) A,B	.407	.759	.401	.329	.388	.484
Net realized and unrealized gain (loss)	.133	.198	(.555)	.516	(.396)	(.207)
Total from investment operations	.540	.957	(.154)	.845	(.008)	.277
Distributions from net investment income	(.400)	(.757)	(.396)	(.305)	(.392)	(.497)
Total distributions	(.400)	(.757)	(.396)	(.305)	(.392)	(.497)
Net asset value, end of period	$9.30	$9.16	$8.96	$9.51	$8.97	$9.37
Total Return C,D	5.98%	11.05%	(1.63)%	9.52%	.01%	2.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61% G	.62%	.62%	.62%	.63%	.63%
Expenses net of fee waivers, if any	.60 % G	.61%	.62%	.62%	.63%	.62%
Expenses net of all reductions	.60% G	.61%	.62%	.62%	.63%	.62%
Net investment income (loss)	8.81% G	8.31%	4.35%	3.53%	4.37%	5.22%
Supplemental Data
Net assets, end of period (in millions)	$2,453	$2,513	$2,798	$2,449	$641	$439
Portfolio turnover rate H	39 % G	35%	27%	31%	37%	22%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAnnualized.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Floating Rate High Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the three month period ended March 31, 2024 was 11.51%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Floating Rate High Income Fund	$248

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$318,443
Gross unrealized depreciation	(416,914)
Net unrealized appreciation (depreciation)	$(98,471)
Tax cost	$14,691,099

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(63,873)
Long-term	(1,054,787)
Total capital loss carryforward	$(1,118,660)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor Floating Rate High Income Fund	Fidelity Private Credit Company LLC	18,372
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Floating Rate High Income Fund	4,124,007	2,442,473
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Fidelity Floating Rate High Income Fund	.65
Class I	.68
Class Z	.59

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Fidelity Floating Rate High Income Fund	.65
Class I	.68
Class Z	.59

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	782	56
Class M	- %	.25%	109	1
Class C	.75%	.25%	570	111
			1,461	168

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	33
Class M	3
Class C A	1
37

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1483
Class M	.1367
Class C	.1492
Fidelity Floating Rate High Income Fund	.1064
Class I	.1372

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	308.15
Class M	40.14
Class C	56.15
Fidelity Floating Rate High Income Fund	2,704.11
Class I	959.14
Class Z	422.05
	4,489

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Floating Rate High Income Fund	.0137

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the portion of the reporting period prior to March 1, 2024, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Floating Rate High Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Floating Rate High Income Fund	12
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Floating Rate High Income Fund	4	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until February 28, 2025. During the period, this waiver reduced the Fund's management fee by $302.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $23.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $312.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Floating Rate High Income Fund
Distributions to shareholders
Class A	$25,779	$44,976
Class M	3,614	7,043
Class C	4,276	8,076
Fidelity Floating Rate High Income Fund	336,493	526,804
Class I	89,541	158,730
Class Z	107,921	216,203
Total	$567,624	$961,832
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2024	Year ended October 31, 2023	Six months ended April 30, 2024	Year ended October 31, 2023
Fidelity Advisor Floating Rate High Income Fund
Class A
Shares sold	11,635	20,522	$108,144	$187,909
Reinvestment of distributions	2,500	4,454	23,243	40,696
Shares redeemed	(9,805)	(23,477)	(91,146)	(214,086)
Net increase (decrease)	4,330	1,499	$40,241	$14,519
Class M
Shares sold	1,255	2,976	$11,651	$27,078
Reinvestment of distributions	379	755	3,520	6,886
Shares redeemed	(1,689)	(4,009)	(15,688)	(36,464)
Net increase (decrease)	(55)	(278)	$(517)	$(2,500)
Class C
Shares sold	2,297	4,587	$21,336	$41,782
Reinvestment of distributions	434	823	4,034	7,523
Shares redeemed	(2,068)	(6,105)	(19,212)	(55,688)
Net increase (decrease)	663	(695)	$6,158	$(6,383)
Fidelity Floating Rate High Income Fund
Shares sold	250,378	282,875	$2,323,253	$2,586,129
Reinvestment of distributions	30,232	48,217	280,840	440,050
Shares redeemed	(116,129)	(284,925)	(1,077,866)	(2,593,072)
Net increase (decrease)	164,481	46,167	$1,526,227	$433,107
Class I
Shares sold	59,430	113,232	$549,877	$1,032,650
Reinvestment of distributions	7,176	13,504	66,579	123,082
Shares redeemed	(49,215)	(133,919)	(456,107)	(1,218,642)
Net increase (decrease)	17,391	(7,183)	$160,349	$(62,910)
Class Z
Shares sold	32,366	66,053	$300,337	$601,643
Reinvestment of distributions	8,841	18,534	82,100	169,022
Shares redeemed	(51,763)	(122,461)	(480,801)	(1,114,981)
Net increase (decrease)	(10,556)	(37,874)	$(98,364)	$(344,316)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity Advisor® Floating Rate High Income Fund
Class A	.96%
Actual		$ 1,000	$ 1,057.90	$ 4.91
Hypothetical-B		$ 1,000	$ 1,020.09	$ 4.82
Class M	.94%
Actual		$ 1,000	$ 1,058.00	$ 4.81
Hypothetical-B		$ 1,000	$ 1,020.19	$ 4.72
Class C	1.71%
Actual		$ 1,000	$ 1,053.90	$ 8.73
Hypothetical-B		$ 1,000	$ 1,016.36	$ 8.57
Fidelity® Floating Rate High Income Fund	.67%
Actual		$ 1,000	$ 1,059.40	$ 3.43
Hypothetical-B		$ 1,000	$ 1,021.53	$ 3.37
Class I	.70%
Actual		$ 1,000	$ 1,059.30	$ 3.58
Hypothetical-B		$ 1,000	$ 1,021.38	$ 3.52
Class Z	.60%
Actual		$ 1,000	$ 1,059.80	$ 3.07
Hypothetical-B		$ 1,000	$ 1,021.88	$ 3.02

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Advisor Floating Rate High Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.757235.123
AFR-SANN-0624

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024